                                                         RUSSELL INSURANCE FUNDS
---------------
INSURANCE FUNDS
---------------

2001 Semiannual Report

MULTI-STYLE EQUITY FUND

AGGRESSIVE  EQUITY FUND

NON-US FUND

CORE BOND FUND

REAL ESTATE SECURITIES FUND

JUNE 30, 2001

                                                 [LOGO OF FRANK RUSSELL COMPANY]

RUSSELL INSURANCE FUNDS


Russell Insurance Funds is a "series mutual fund" with five different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT
MANAGEMENT COMPANY


Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY


Consultant to Frank Russell Investment Management Company.

                            RUSSELL INSURANCE FUNDS

                               SEMIANNUAL REPORT

                           JUNE 30, 2001 (UNAUDITED)



              TABLE OF CONTENTS

                                                                    Page
 Multi-Style Equity Fund..........................................    2
 Aggressive Equity Fund...........................................   14
 Non-US Fund......................................................   29
 Core Bond Fund...................................................   41
 Real Estate Securities Fund......................................   53
 Notes to Financial Statements....................................   59
 Manager, Money Managers and Service Providers....................   66


RUSSELL INSURANCE FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to its indexes. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volitile. Please see the Prospectus for further detail. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF RUSSELL INSURANCE FUNDS.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2001 (Unaudited)


                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                ----------------  --------------
COMMON STOCKS - 88.4%
AUTO AND TRANSPORTATION - 2.0%
Airborne, Inc.                                               310               4
AMR Corp. (a)                                              1,500              54
ArvinMeritor, Inc.                                         2,200              37
Autoliv, Inc.                                             13,800             238
Bandag, Inc.                                                  60               2
Burlington Northern Santa Fe Corp.                        16,530             499
Continental Airlines, Inc. Class B (a)                     2,800             138
Cooper Tire & Rubber Co.                                     420               6
CSX Corp.                                                    900              33
Dana Corp.                                                 3,700              86
Delphi Automotive Systems Corp.                            4,580              73
Delta Air Lines, Inc.                                      3,599             159
Expeditors International of
 Washington, Inc.                                            210              13
FedEx Corp. (a)                                            3,360             135
Ford Motor Co.                                            30,401             746
General Motors Corp.                                      13,688             881
Genuine Parts Co.                                          1,300              41
Goodyear Tire & Rubber Co.                                 8,800             246
Harley-Davidson, Inc.                                      8,300             391
Hunt (JB) Transportation Services, Inc.                    1,400              27
Lear Corp.                                                   170               6
Norfolk Southern Corp.                                    25,900             536
Southwest Airlines Co.                                     3,495              65
Tidewater, Inc.                                            6,060             228
TRW, Inc.                                                    550              23
Union Pacific Corp.                                        6,940             381
Visteon Corp.                                              2,326              43
                                                                  --------------
                                                                           5,091
                                                                  --------------

CONSUMER DISCRETIONARY - 12.2%
Alberto-Culver Co. Class B                                 3,200             135
Amazon.com, Inc. (a)                                       3,750              53
American Eagle Outfitters, Inc. (a)                        1,400              49
AOL Time Warner, Inc. (a)                                 97,049           5,144
Apollo Group, Inc. Class A                                 1,225              52
AT&T Corp. - Liberty Media Group
 Class A (a)                                              60,420           1,057
AutoNation, Inc. (a)                                      10,120             117
AutoZone, Inc. (a)                                         6,670             250
Avon Products, Inc.                                       11,000             509
Banta Corp.                                                1,070              31
Bed Bath & Beyond, Inc. (a)                                7,700             240
Best Buy Co. (a)                                           7,830             497
Black & Decker Corp.                                       2,000              79
Brinker International, Inc.                                3,935             102
Callaway Golf Co.                                            580               9
Carnival Corp.                                             5,720             176
Catalina Marketing Corp.                                     190               6
Cendant Corp. (a)                                         17,610             343
Charter Communications Holdings, Inc.
 Class A (a)                                              10,900             255
Circuit City Stores - Circuit City Group                   9,180             165
Clear Channel Communications, Inc. (a)                    16,250           1,019
Costco Wholesale Corp.                                       930              38
Darden Restaurants, Inc.                                   9,070             253
Disney (Walt) Co.                                         60,470           1,747
Donnelley (R.R.) & Sons Co.                               10,010             297
EarthLink, Inc. (a)                                       17,651             249
Eastman Kodak Co.                                            830              39
eBay, Inc. (a)                                             5,390             369
EchoStar Communications Corp. Class A                        410              13
Electronic Arts, Inc. (a)                                  2,200             127
Federated Department Stores, Inc. (a)                     15,700             667
Galileo International, Inc.                                4,080             133
Gannett Co., Inc.                                          4,410             291
General Motors Corp. Class H (a)                           1,539              31
GTECH Holdings Corp. (a)                                   2,770              98
Harcourt General, Inc.                                     1,000              58
Harrah's Entertainment, Inc. (a)                           4,650             164
Hasbro, Inc.                                                 680              10
Hilton Hotels Corp.                                       10,100             117
Home Depot, Inc. (The)                                    57,350           2,670
Insight Communications Co., Inc.
 Class A (a)                                               1,900              48
International Flavors & Fragrances, Inc.                   4,180             105
Internet Capital Group, Inc. (a)                           1,300               3
Interpublic Group Cos., Inc. (The)                         1,000              29
Kimberly-Clark Corp.                                       9,920             555
Kmart Corp.                                                2,070              24
Kohl's Corp. (a)                                          29,700           1,863
Land's End, Inc.                                             100               4
Leggett & Platt, Inc.                                      1,700              37
Limited, Inc. (The)                                          520               9
Liz Claiborne, Inc.                                        3,190             161
Lowe's Companies., Inc.                                    7,980             579
Marriott International, Inc. Class A                       8,400             398
Mattel, Inc.                                               8,190             155
May Department Stores Co.                                 26,780             917
McDonald's Corp.                                          10,590             287
McGraw-Hill, Inc.                                          1,000              66
Metro-Goldwyn-Mayer, Inc. (a)                                540              12
MGM Grand, Inc.                                              610              18
Neiman Marcus Group, Inc. (The)
 Class A (a)                                               1,900              59
New York Times Co. Class A                                 3,270             137
Newell Rubbermaid, Inc.                                    1,850              46
NIKE, Inc. Class B                                           700              29
Office Depot, Inc. (a)                                     6,160              64
Omnicom Group, Inc.                                        5,900             507

2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                ----------------  --------------
Park Place Entertainment Corp. (a)                       10,340              125
Payless ShoeSource, Inc.                                  1,020               66
Pittston Brink's Group                                    1,050               23
Pixar, Inc. (a)                                             210                9
Quanta Services, Inc. (a)                                    30                1
RadioShack Corp.                                          1,100               34
Reebok International, Ltd.                                3,070               98
Republic Services, Inc.                                   2,460               49
Robert Half International, Inc.                              80                2
Russell Corp.                                               200                3
Saks, Inc.                                                2,410               23
Scripps (E.W.) Co. Class A                                1,600              110
Sears Roebuck & Co.                                      19,638              831
Stanley Works, (The)                                      2,500              105
Staples, Inc.                                               990               16
Starbucks Corp.                                           1,360               31
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                                  8,500              317
Talbots, Inc.                                             1,590               70
Target Corp.                                             22,910              793
Tech Data Corp. (a)                                       4,100              137
TJX Cos., Inc.                                            5,380              171
Toys "R" Us, Inc. (a)                                     3,230               80
Tribune Co.                                               1,760               70
Tricon Global Restaurants, Inc. (a)                       1,300               57
Tupperware Corp.                                          1,200               28
Univision Communications, Inc.
 Class A (a)                                                130                6
US Industries, Inc.                                         400                2
USA Networks, Inc.                                          930               26
V.F. Corp.                                                5,920              215
Valassis Communications, Inc.                               100                4
Viacom, Inc. Class A                                        300               16
Viacom, Inc. Class B (a)                                 44,019            2,278
Wal-Mart Stores, Inc.                                    18,060              881
Wallace Computer Services, Inc.                           2,000               33
Waste Management, Inc.                                   16,000              493
Wendy's International, Inc.                               5,270              135
West Corp. (a)                                              210                5
Westwood One, Inc.                                          930               34
Whirlpool Corp.                                           3,330              208
                                                                  --------------
                                                                          31,356
                                                                  --------------
CONSUMER STAPLES - 5.0%
Albertson's, Inc.                                         3,730              112
Anheuser-Busch Cos., Inc.                                25,290            1,042
Campbell Soup Co.                                         4,160              107
Clorox Co. (The)                                            910               31
Coca-Cola Co. (The)                                       9,630              433
Coca-Cola Enterprises, Inc.                                 100                2
Colgate-Palmolive Co.                                    12,410              732
ConAgra, Inc.                                             8,300              164
Coors (Adolph) Co. Class B                                1,260               63
CVS Corp.                                                 2,200               85
Flowers Foods, Inc. (a)                                      72                2
General Mills, Inc.                                       3,300              144
Heinz (H.J.) Co.                                          2,700              110
Hershey Foods Corp.                                         900               56
IBP, Inc.                                                 6,790              171
Interstate Bakeries Corp.                                 2,180               35
Kellogg Co.                                               1,110               32
Kroger Co. (a)                                           14,630              366
Longs Drug Stores, Inc.                                     700               15
McCormick & Co., Inc.                                     2,950              124
Pepsi Bottling Group, Inc. (The)                          8,750              351
PepsiCo, Inc.                                            38,160            1,687
Philip Morris Cos., Inc.                                 54,540            2,768
Procter & Gamble Co.                                     28,390            1,811
Quaker Oats Co. (The)                                     1,890              172
R.J. Reynolds Tobacco Holdings, Inc.                      5,590              305
Ralston-Purina Group                                      2,190               66
Safeway, Inc. (a)                                         1,820               87
Sara Lee Corp.                                           13,770              261
SuperValu, Inc.                                           7,910              139
SYSCO Corp.                                              12,000              326
Tyson Foods, Inc. Class A                                 6,970               64
UST, Inc.                                                 2,630               76
Walgreen Co.                                             18,160              620
Winn-Dixie Stores, Inc.                                   7,800              204
Wrigley (Wm.), Jr. Co.                                    1,630               76
                                                                  --------------
                                                                          12,839
                                                                  --------------
FINANCIAL SERVICES - 20.3%
AFLAC, Inc.                                              14,030              442
Allstate Corp.                                           16,090              708
AMBAC Financial Group, Inc.                               2,030              118
American Express Co.                                     23,570              915
American Financial Group, Inc.                              360               11
American General Corp.                                   11,140              517
American International Group, Inc.                       30,737            2,643
AmeriCredit Corp. (a)                                     2,600              135
AmSouth Bancorp                                          14,070              260
AON Corp.                                                 1,820               64
Apartment Investment & Management Co.
 Class A (e)                                              2,930              141
Associated Banc-Corp.                                       140                5
Automatic Data Processing, Inc.                           3,800              189
BancWest Corp.                                              300               10
Bank of America Corp.                                    35,590            2,136
Bank of New York Co., Inc.                               12,690              609
Bank One Corp.                                           24,560              879
BB&T Corp.                                                6,460              237


                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                ----------------  --------------
Bear Stearns Cos., Inc. (The)                              2,820             166
Capital One Financial Corp.                                6,600             396
Charter One Financial, Inc.                                4,755             152
Chubb Corp. (The)                                          1,300             101
CIGNA Corp.                                                4,720             452
Cincinnati Financial Corp.                                 1,620              64
Citigroup, Inc.                                          151,669           8,013
City National Corp.                                        1,300              58
CNA Financial Corp. (a)                                      620              24
Colonial BancGroup, Inc.                                   1,040              15
Comdisco, Inc.                                               900               1
Comerica, Inc.                                             4,030             232
Commerce Bancshares, Inc.                                    220               8
Compass Bancshares, Inc.                                   1,060              28
Concord EFS, Inc. (a)                                      3,000             156
Conseco, Inc.                                              2,070              28
Countrywide Credit Industries, Inc.                        6,920             317
Crescent Real Estate Equities, Co. (e)                     1,170              29
Dime Bancorp, Inc.                                           160               6
DST Systems, Inc.                                          2,170             114
Duke-Weeks Realty Corp. (e)                                3,520              87
E*TRADE Group, Inc. (a)                                      410               3
Edwards (A.G.), Inc.                                       1,350              61
Equity Office Properties Trust (e)                         4,835             153
Equity Residential Properties Trust (e)                      410              23
Erie Indemnity Co. Class A                                   100               3
Federal National Mortgage Association                     33,340           2,839
Federated Investors, Inc. Class B                          1,170              38
FelCor Lodging Trust, Inc. (e)                             1,660              39
Fifth Third Bancorp                                        7,191             432
FINOVA Group, Inc.                                           900               3
First Data Corp.                                          21,500           1,381
First Tennessee National Corp.                             8,480             294
First Union Corp.                                         21,020             734
Fiserv, Inc. (a)                                           3,300             211
FleetBoston Financial Corp.                               20,815             821
Franchise Finance Corp. of America (e)                     1,660              42
Franklin Resources, Inc.                                   6,960             319
Freddie Mac                                               30,210           2,115
Fulton Financial Corp.                                       682              14
General Growth Properties, Inc. (e)                          210               8
Golden State Bancorp, Inc.                                 2,100              65
Golden West Financial Corp.                                9,850             633
Goldman Sachs Group, Inc.                                  7,480             642
Greenpoint Financial Corp.                                 1,040              40
Hartford Financial Services
 Group, Inc. (The)                                         4,170             285
Hibernia Corp. Class A                                     2,280              41
Household International, Inc.                             16,850           1,124
Huntington Bancshares, Inc.                                4,300              70
Investment Technology Group (a)                              100               5
J.P. Morgan Chase & Co.                                   39,650           1,768
Jefferson-Pilot Corp.                                      3,020             146
John Hancock Financial Services, Inc.                      6,330             255
KeyCorp                                                    7,640             199
Lehman Brothers Holdings, Inc.                            11,580             900
Liberty Financial Cos., Inc.                               1,400              45
Liberty Property Trust (e)                                   100               3
Lincoln National Corp.                                     5,350             277
Loews Corp.                                               10,910             703
Marsh & McLennan Cos., Inc.                                2,020             204
Marshall & Ilsley Corp.                                      700              38
MBIA, Inc.                                                 2,445             136
MBNA Corp.                                                52,790           1,739
Mellon Financial Corp.                                     5,990             276
Merrill Lynch & Co., Inc.                                 25,950           1,538
MetLife, Inc.                                              2,740              85
MGIC Investment Corp.                                      7,750             563
Moody's Corp.                                              1,300              44
Morgan Stanley Dean Witter & Co.                          21,640           1,390
National City Corp.                                       17,690             544
National Commerce Financial Corp.                          3,680              90
New Dun & Bradstreet Corp. (The)                             340              10
North Fork Bancorp, Inc.                                     100               3
Northern Trust Corp.                                       3,410             213
Old Republic International Corp.                          10,120             293
Paychex, Inc.                                              5,100             204
PMI Group, Inc. (The)                                        600              43
PNC Bank Corp.                                             6,350             418
Popular, Inc.                                                520              17
Progressive Corp.                                            860             116
Protective Life Corp.                                        750              26
Providian Financial Corp.                                  6,960             412
Radian Group, Inc.                                         1,240              50
Regions Financial Corp.                                    6,780             217
Reinsurance Group Of America                                 210               8
Ryder System, Inc.                                           100               2
SAFECO Corp.                                               2,200              65
Schwab (Charles) Corp.                                    17,010             260
SEI Investments Co.                                          290              14
Simon Property Group, Inc. (e)                             2,880              86
SouthTrust Corp.                                          21,520             560
Spieker Properties, Inc. (e)                                  40               2
St. Paul Cos., Inc.                                        7,590             385
State Street Corp.                                           760              38
SunGard Data Systems (a)                                  10,840             325
SunTrust Banks, Inc.                                       3,470             225
TCF Financial Corp.                                        1,040              48
TD Waterhouse Group, Inc. (a)                                750               8
Torchmark Corp.                                            3,230             130
Total Systems Services, Inc.                               1,240              35
U.S. Bancorp                                              37,383             852

4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)


                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                ----------------  --------------
Union Planters Corp.                                       7,040             307
UnionBanCal Corp.                                          7,290             246
UnumProvident Corp.                                        4,790             154
USA Education, Inc.                                        2,440             178
Wachovia Corp.                                             1,540             110
Washington Mutual, Inc.                                   25,035             940
Wells Fargo & Co.                                         25,598           1,189
                                                                  --------------
                                                                          52,036
                                                                  --------------

HEALTH CARE - 11.3%
Abbott Laboratories                                       38,210           1,834
Aetna, Inc. New (a)                                        9,500             246
Allergan, Inc.                                               460              39
American Home Products Corp.                              17,150           1,002
Amgen, Inc. (a)                                           10,890             661
Apria Healthcare Group, Inc. (a)                           1,050              30
Bard (C.R.), Inc.                                            290              17
Baxter International, Inc.                                20,290             994
Beckman Coulter, Inc. (a)                                  2,000              82
Becton, Dickinson & Co.                                    5,960             213
Biomet, Inc.                                               5,100             245
Boston Scientific Corp.                                    7,630             130
Bristol-Myers Squibb Co.                                  33,000           1,726
Cardinal Health, Inc.                                     11,510             794
Cephalon, Inc. (a)                                         5,600             395
Chiron Corp. (a)                                             370              19
DENTSPLY International, Inc.                               2,120              94
First Health Group Corp.                                   3,720              90
Forest Labs, Inc. (a)                                      1,900             135
Genentech, Inc. (a)                                        2,600             143
Genzyme Corp. (a)                                          2,350             143
Gilead Sciences, Inc.                                         20               1
HCA-The Healthcare Co.                                    14,490             655
Health Net, Inc.                                             850              15
HEALTHSOUTH Corp. (a)                                      8,480             135
Humana, Inc.                                                 240               2
ICOS Corp.                                                   690              44
IDEC Pharmaceuticals Corp. (a)                             2,000             135
Immunex Corp.                                                100               2
IMS Health, Inc.                                           2,280              65
IVAX Corp. (a)                                            12,875             502
Johnson & Johnson                                         64,584           3,230
King Pharmaceuticals, Inc. (a)                             4,200             226
Laboratory Corp. of America Holdings (a)                   2,800             215
Lilly (Eli) & Co.                                          6,530             483
McKesson HBOC, Inc.                                        4,400             163
Medtronic, Inc.                                           10,500             483
Merck & Co., Inc.                                         35,910           2,296
Oxford Health Plans, Inc. (a)                             12,670             362
PacifiCare Health Systems, Inc. (a)                          450               7
Perrigo Co.                                                1,240              21
Pfizer, Inc.                                             139,247           5,578
Pharmacia Corp.                                           43,743           2,010
Schering-Plough Corp.                                     21,700             786
St. Jude Medical, Inc.                                        10               1
Steris Corp.                                               3,000              60
Stryker Corp.                                                150               8
SYNAVANT, Inc.                                               155               1
Tenet Healthcare Corp.                                    12,750             658
Trigon Healthcare, Inc. (a)                                1,790             116
UnitedHealth Group, Inc.                                  19,330           1,194
Universal Health Services, Inc.
 Class B (a)                                               6,320             288
WebMD Corp. (a)                                            2,750              19
Wellpoint Health Networks, Inc. (a)                        1,220             115
                                                                   -------------
                                                                          28,908
                                                                   -------------
INTEGRATED OILS - 4.9%
Amerada Hess Corp.                                         3,320             268
Chevron Corp.                                             17,910           1,621
Conoco, Inc. Class B                                      14,542             420
Exxon Mobil Corp.                                         72,840           6,364
Kerr-McGee Corp.                                           9,560             634
Murphy Oil Corp.                                           1,350              99
Occidental Petroleum Corp.                                32,050             852
Phillips Petroleum Co.                                    11,340             646
Texaco, Inc.                                               9,310             620
Unocal Corp.                                               5,130             175
USX-Marathon Group                                        26,300             776
                                                                   -------------
                                                                          12,475
                                                                   -------------
MATERIALS AND PROCESSING - 3.1%
Air Products & Chemicals, Inc.                             7,800             357
AK Steel Holding Corp.                                       300               4
Albemarle Corp.                                            2,000              46
Alcoa, Inc.                                               10,360             408
American Standard Cos., Inc. (a)                           4,180             251
Archer-Daniels-Midland Co.                                19,415             252
Ashland, Inc.                                              5,500             221
Avery Dennison Corp.                                         120               6
Barrick Gold Corp.                                         1,280              19
Bemis Co., Inc.                                              900              36
Boise Cascade Corp.                                        1,690              59
Bowater, Inc.                                                810              36
Cabot Corp.                                                3,200             115
Catellus Development Corp. (a)                               730              13
Crown Cork & Seal Co., Inc.                                3,270              12
Dow Chemical Co.                                          10,861             361
E.I. du Pont de Nemours & Co.                             15,664             756
Eastman Chemical Co.                                       5,810             277


                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                ----------------  --------------
Ecolab, Inc.                                                 620              25
Energizer Holdings, Inc. (a)                               2,380              55
Engelhard Corp.                                            7,800             201
Fluor Corp. New                                            2,910             131
Freeport-McMoan Copper & Gold, Inc.
 Class B                                                   1,260              14
Freeport-McMoRan Copper & Gold, Inc.
 Class A                                                     100               1
Georgia-Pacific Corp. (Timber Group)                         410              15
Harsco Corp.                                                 880              24
Hercules, Inc.                                            11,500             130
IMC Global, Inc.                                             250               3
International Paper Co.                                    3,128             112
Lafarge Corp.                                              1,140              38
Longview Fibre Co.                                           730               9
Louisiana Pacific Corp.                                    1,350              16
Masco Corp.                                                4,440             111
Nucor Corp.                                                3,700             181
Owens-Illinois, Inc. (a)                                     980               7
Placer Dome, Inc.                                          1,350              13
PPG Industries, Inc.                                       2,140             112
Praxair, Inc.                                              5,080             239
Rayonier, Inc.                                               350              16
Sherwin-Williams Co.                                       6,200             138
Sigma Aldrich Corp.                                        4,680             181
Smurfit-Stone Container Corp. (a)                         16,420             266
Sonoco Products Co.                                          980              24
Temple-Inland, Inc.                                        1,100              59
Timken Co.                                                 2,070              35
Tyco International, Ltd.                                  42,785           2,332
USX-U.S. Steel Group                                         100               2
Vulcan Materials Co.                                         930              50
Westvaco Corp.                                             2,380              58
Weyerhaeuser Co.                                           1,660              91
Willamette Industries, Inc.                                2,500             124
                                                                  --------------
                                                                           8,042
                                                                  --------------

MISCELLANEOUS - 4.0%
Brunswick Corp.                                            3,520              85
Crane Co.                                                  1,240              38
Eaton Corp.                                                   40               3
Fortune Brands, Inc.                                       4,800             184
General Electric Co.                                     149,860           7,305
Georgia-Pacific Group                                      7,170             243
Hillenbrand Industries, Inc.                               1,000              57
Honeywell International, Inc.                             15,305             536
Illinois Tool Works, Inc.                                  2,710             172
ITT Industries, Inc.                                       6,240             276
Johnson Controls, Inc.                                     3,160             229
Lancaster Colony Corp.                                       310              10
Minnesota Mining & Manufacturing Co.                       9,230           1,053
Textron, Inc.                                              1,700              94
                                                                  --------------
                                                                          10,285
                                                                  --------------
OTHER ENERGY - 1.2%
Anadarko Petroleum Corp.                                   1,032              56
Apache Corp.                                               2,340             119
Baker Hughes, Inc.                                         2,990             100
BJ Services Co. (a)                                        3,680             104
Burlington Resources, Inc.                                 2,070              83
Calpine Corp. (a)                                          1,790              68
Devon Energy Corp.                                         1,416              74
Dynegy, Inc. Class A                                       1,500              70
El Paso Corp.                                              2,989             157
Enron Corp.                                               13,690             672
ENSCO International, Inc.                                  2,370              55
EOG Resources, Inc.                                        1,650              59
Halliburton Co.                                            3,490             124
Helmerich & Payne, Inc.                                    2,600              80
Nabors Industries, Inc. (a)                                2,270              84
Noble Drilling Corp. (a)                                   2,880              94
Ocean Energy, Inc.                                           170               3
Pioneer Natural Resources Co.                                 60               1
Schlumberger, Ltd.                                         1,000              53
Smith International, Inc.                                     70               4
Sunoco, Inc.                                               6,280             230
Tosco Corp.                                                1,340              59
Transocean Sedco Forex, Inc.                               1,000              41
Ultramar Diamond Shamrock Corp.                            8,020             379
Valero Energy Corp.                                        1,300              48
Williams Cos. (The)                                       10,370             342
                                                                  --------------
                                                                           3,159
                                                                  --------------

PRODUCER DURABLES - 3.1%
Agilent Technologies, Inc. (a)                               610              20
Applied Materials, Inc. (a)                               20,800           1,021
B.F. Goodrich Co.                                          3,200             122
Boeing Co. (The)                                          21,500           1,195
Caterpillar, Inc.                                          3,710             186
Celestica, Inc. (a)                                       15,930             820
Centex Corp.                                               6,530             266
Cooper Industries, Inc.                                    1,600              63
Crown Castle International Corp. (a)                         220               4
D.R. Horton, Inc.                                          2,000              45
Danaher Corp.                                              1,030              58
Deere & Co.                                                2,070              78
Emerson Electric Co.                                       9,900             599
Flowserve Corp. (a)                                          420              13

6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ----------------  --------------
Grainger (W.W.), Inc.                                      1,280              53
Hubbell, Inc. Class B                                      1,300              38
Kennametal, Inc.                                           1,870              69
KLA Tencor Corporation (a)                                 5,000             292
Lennar Corp.                                               3,700             154
Lexmark International Group, Inc.
 Class A (a)                                               4,530             305
Lockheed Martin Corp.                                     12,410             460
MasTec, Inc. (a)                                             220               3
Northrop Grumman Corp.                                     2,610             209
Novellus Systems, Inc. (a)                                 3,400             193
Pall Corp.                                                   600              14
Parker-Hannifin Corp.                                        750              32
Pentair, Inc.                                                160               5
Pitney Bowes, Inc.                                         2,760             116
Polycom, Inc. (a)                                         12,500             289
RF Micro Devices, Inc. (a)                                 2,600              70
SPX Corp.                                                    190              24
Steelcase, Inc. Class A                                    1,200              14
Stewart & Stevenson Services, Inc.                           200               7
Tektronix, Inc.                                           12,100             329
Teradyne, Inc. (a)                                         2,000              66
United Technologies Corp.                                 10,500             769
Xerox Corp.                                                  460               4
                                                                  --------------
                                                                           8,005
                                                                  --------------

TECHNOLOGY - 13.3%
3Com Corp.                                                 1,600               8
Adaptec, Inc.                                              2,560              25
ADC Telecommunications, Inc. (a)                             110               1
Advanced Micro Devices, Inc. (a)                          18,500             534
Amphenol Corp. Class A (a)                                   240              10
Analog Devices, Inc. (a)                                  12,110             524
Apple Computer, Inc.                                      13,120             305
Applera Corp. - Applied Biosystems
 Group (a)                                                   600              16
Applied Micro Circuits Corp. (a)                           5,300              91
Ariba, Inc. (a)                                            2,800              15
Arrow Electronics, Inc. (a)                                1,900              46
At Home Corp. Series A                                       800               2
Atmel Corp. (a)                                           25,580             345
Autodesk, Inc.                                             8,370             312
Avaya, Inc.                                                  750              10
AVX Corp.                                                  2,030              43
BEA Systems, Inc. (a)                                      3,400             104
BMC Software, Inc. (a)                                    11,550             260
Broadcom Corp. Class A (a)                                10,310             441
Brocade Communications Systems, Inc. (a)                   3,300             145
Cadence Design Systems, Inc.                               1,720              32
Ceridian Corp. New (a)                                     2,100              40
CIENA Corp. (a)                                            2,000              76
Cirrus Logic, Inc. (a)                                     5,600             129
Cisco Systems, Inc. (a)                                  175,590           3,196
Commerce One, Inc. (a)                                    10,900              64
COMPAQ Computer Corp.                                     11,730             182
Computer Associates International, Inc.                   15,700             565
Computer Sciences Corp.                                      520              18
Compuware Corp. (a)                                        1,260              18
Comverse Technology, Inc. (a)                              3,700             211
Corning, Inc.                                              5,030              84
Dell Computer Corp. (a)                                   49,100           1,284
Electronic Data Systems Corp.                             21,900           1,369
Electronics for Imaging, Inc. (a)                          7,900             233
EMC Corp. (a)                                             15,100             439
Emulex Corp.                                                  80               3
Flextronics International, Ltd. (a)                       20,510             536
General Dynamics Corp.                                     6,580             512
Harris Corp.                                              10,100             275
Hewlett-Packard Co.                                       19,550             559
Ingram Micro, Inc. Class A (a)                             4,200              61
Integrated Device Technology, Inc. (a)                     4,210             133
Intel Corp.                                               25,900             758
International Business Machines Corp.                     20,470           2,313
Intuit, Inc. (a)                                           8,030             321
JDS Uniphase Corp. (a)                                     4,200              53
Juniper Networks, Inc. (a)                                 6,720             209
Keane, Inc.                                                  930              20
KEMET Corp. (a)                                            5,970             118
Linear Technology Corp.                                   10,110             447
Maxim Integrated Products, Inc. (a)                        2,345             104
Metromedia Fiber Network, Inc. Class A                     1,000               2
Microchip Technology, Inc. (a)                               970              32
Micromuse, Inc.                                              310               9
Micron Technology, Inc. (a)                               30,170           1,240
Microsoft Corp. (a)                                       76,500           5,585
Motorola, Inc.                                             1,190              20
National Semiconductor Corp. (a)                           2,000              58
NCR Corp. (a)                                              1,500              71
Network Appliance, Inc. (a)                                1,160              16
New Focus, Inc. New                                          210               2
Nortel Networks Corp.                                      6,540              59
NVIDIA Corp. (a)                                           7,300             677
Oracle Corp. (a)                                          61,260           1,164
PanAmSat Corp. New (a)                                       310              12
PeopleSoft, Inc. (a)                                      11,570             570
PerkinElmer, Inc.                                          3,800             105
QUALCOMM, Inc. (a)                                        19,080           1,116
Quantum Corp. - DLT & Storage Systems                      2,590              26
Raytheon Co.                                              13,300             353
Rockwell International Corp.                               5,720             218

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                     Market
                                                     Number          Value
                                                       of            (000)
                                                     Shares            $
                                                ----------------  --------------
Roxio, Inc. New                                              421               5
Sabre Holdings Corp.                                       3,850             193
Safeguard Scientifics, Inc. (a)                            1,000               5
Sanmina Corp. (a)                                          8,300             194
Scientific-Atlanta, Inc.                                   3,300             134
Siebel Systems, Inc. (a)                                  19,240             902
Solectron Corp. (a)                                           50               1
Storage Technology Corp.                                   2,070              28
Sun Microsystems, Inc. (a)                                75,390           1,185
Sybase, Inc. (a)                                           1,430              24
Symantec Corp. (a)                                           390              17
Synopsys, Inc. (a)                                         1,580              76
Texas Instruments, Inc.                                   24,580             774
UTStarcom, Inc. (a)                                        3,210              75
VeriSign, Inc. (a)                                         6,740             404
Veritas Software Corp. (a)                                14,575             970
Vishay Intertechnology, Inc.                                 100               2
Vitesse Semiconductor Corp. (a)                            5,400             114
Williams Communications Group,
 Inc. New (a)                                                678               2
Xilinx, Inc. (a)                                           2,500             103
                                                                  --------------
                                                                          34,142
                                                                  --------------

UTILITIES - 8.0%
Adelphia Communications Corp.
 Class A (a)                                                 320              13
AES Corp. (a)                                              7,870             339
Allegheny Energy, Inc.                                     5,200             251
Alliant Energy Corp.                                       1,500              44
Alltel Corp.                                               3,360             206
Ameren Corp.                                               7,130             304
American Electric Power Co., Inc.                          5,740             265
AT&T Corp.                                                44,176             972
AT&T Wireless Group New (a)                               43,230             707
BellSouth Corp.                                           35,160           1,416
Cablevision NY Group Class A (a)                           1,500              88
Centennial Cellular Corp. Class A                            420               6
CenturyTel, Inc.                                             600              18
Cinergy Corp.                                              7,490             262
Citizens Communications Co. (a)                            1,950              23
CMS Energy Corp.                                           7,000             195
Comcast Corp. Special Class A (a)                         29,580           1,284
Consolidated Edison, Inc.                                  8,680             345
Constellation Energy Group                                 4,050             173
Cox Communications, Inc. Class A (a)                       1,550              69
Dominion Resources, Inc.                                   2,480             149
DPL, Inc.                                                  4,600             133
DTE Energy Co.                                             1,932              90
Duke Energy Corp.                                          4,400             172
Edison International                                       2,900              32
Energy East Corp.                                            100               2
Entergy Corp.                                              4,640             178
Exelon Corp.                                               4,842             310
FirstEnergy Corp.                                         16,940             545
FPL Group, Inc.                                            2,790             168
GPU, Inc.                                                    800              28
KeySpan Corp.                                              3,180             116
Level 3 Communications, Inc.                               3,230              18
Mirant Corp. New (a)                                       4,382             151
Nextel Communications, Inc.
 Class A (a)                                              19,260             337
Nextel Partners, Inc. (a)                                  8,600             133
NiSource, Inc.                                               800              22
Nokia Corp. - ADR                                         17,800             392
Northeast Utilities                                        5,830             121
NTL, Inc. (a)                                              2,440              29
OGE Energy Corp.                                             100               2
ONEOK, Inc.                                                2,200              43
PG&E Corp.                                                 8,880              99
Pinnacle West Capital Corp.                                3,150             149
Potomac Electric Power Co.                                   370               8
PPL Corp.                                                  7,510             413
Progress Energy, Inc.                                      1,030              46
Progress Energy, Inc. - CVO                                1,300               1
Public Service Enterprise Group, Inc.                      7,490             366
Questar Corp.                                              1,380              34
Qwest Communications
 International, Inc. (a)                                  20,937             667
Reliant Energy, Inc.                                      13,810             445
SBC Communications, Inc.                                  67,533           2,706
Sempra Energy                                              9,660             264
Southern Co.                                               5,280             123
Sprint Corp. (Fon Group)                                  13,820             295
TeleCorp PCS, Inc. Class A New                               100               2
Telephone & Data Systems, Inc.                               820              89
TXU Corp.                                                  7,410             357
UnitedGlobalCom, Inc. Class A (a)                            420               4
Verizon Communications, Inc.                              59,352           3,175
Western Resources, Inc.                                    7,430             160
Wisconsin Energy Corp.                                     5,200             124
WorldCom, Inc. (a)                                        36,350             516
WorldCom, Inc.                                               590              10
Xcel Energy, Inc.                                          9,810             279
                                                                  --------------
                                                                          20,483
                                                                  --------------
TOTAL COMMON STOCKS
(cost $212,667)                                                          226,821
                                                                  --------------

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2001 (Unaudited)


                                                    PRINCIPAL         MARKET
                                                     AMOUNT           VALUE
                                                     (000)            (000)
                                                       $                $
                                                ---------------   --------------
SHORT-TERM INVESTMENTS - 10.1%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                     24,057           24,057
United States Treasury Bills (c)(d)
   3.395% due 09/20/01                                    2,000            1,983
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $26,042)                                                            26,040
                                                                  --------------

TOTAL INVESTMENTS - 98.5%
(identified cost $238,709)                                               252,861

OTHER ASSETS AND LIABILITIES,
NET - 1.5%                                                                 3,811
                                                                  --------------

NET ASSETS - 100.0%                                                      256,672
                                                                  ==============



(a) Nonincome-producing security.

(b) At amortized cost, which approximates market.

(c) Held as collateral in connection with futures contracts purchased by the Fund.

(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).


Abbreviations:

ADR - American Depositary Receipt
CVO - Contingent Value Obligation


                                                                    UNREALIZED
                                                     NUMBER        APPRECIATION
                                                       OF         (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS          (000)
                                                ---------------   --------------
S&P 500 Index
  expiration date 09/01                                      69   $        (803)

S&P Midcap 400 Index
  expiration date 09/01                                      17             (91)
                                                                  --------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                             $        (894)
                                                                  ==============


See accompanying notes which are an integral part of the financial statements.


                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                    June 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $238,709).........................................      $     252,861
Receivables:
  Dividends..............................................................................                254
  Investments sold.......................................................................              5,474
  Fund shares sold.......................................................................                 71
  Daily variation margin on futures contracts............................................                132
Deferred organization expenses...........................................................                  1
Prepaid expenses.........................................................................                  1
Short-term investments held as collateral for securities loaned, at market...............                425
                                                                                               -------------
     Total assets........................................................................            259,219

LIABILITIES
Payables:
  Investments purchased.................................................     $      1,634
  Fund shares redeemed..................................................               11
  Accrued fees to affiliates............................................              325
  Other accrued expenses................................................              152
Payable upon return of securities loaned................................              425
                                                                             ------------
     Total liabilities...................................................................              2,547
                                                                                               -------------
NET ASSETS...............................................................................      $     256,672
                                                                                               =============
NET ASSETS CONSIST OF:
Undistributed net investment income......................................................      $         311
Accumulated net realized gain (loss).....................................................            (60,199)
Unrealized appreciation (depreciation) on:
  Investments............................................................................             14,152
  Futures contracts......................................................................               (894)
Shares of beneficial interest............................................................                203
Additional paid-in capital...............................................................            303,099
                                                                                               -------------
NET ASSETS...............................................................................      $     256,672
                                                                                               =============
NET ASSET VALUE, offering and redemption price per share:
  ($256,671,714 divided by 20,340,877 shares of $.01 par value
    shares of beneficial interest outstanding)...........................................      $       12.62
                                                                                               =============


See accompanying notes which are an integral part of the financial statements.


10  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                              Six Months Ended June 30, 2001 (Unaudited)
INVESTMENT INCOME
   Dividends.............................................................................      $       1,427
   Dividends from Money Market...........................................................                293
   Interest..............................................................................                 48
                                                                                               -------------
      Total investment income............................................................              1,768

EXPENSES
  Management fees.......................................................     $        969
  Custodian fees........................................................              172
  Transfer agent fees...................................................                3
  Professional fees.....................................................               17
  Registration fees.....................................................                8
  Trustees' fees........................................................                8
  Amortization of deferred organization expenses........................                1
  Miscellaneous.........................................................               26
                                                                             ------------
  Expenses before reductions............................................            1,204
  Expense reductions....................................................              (53)
                                                                             ------------
      Expenses, net......................................................................              1,151
                                                                                               -------------
Net investment income....................................................................                617
                                                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments...........................................................          (19,510)
  Futures contracts.....................................................             (474)           (19,984)
                                                                             ------------
Net change in unrealized appreciation (depreciation) on:
  Investments...........................................................           (3,258)
  Futures contracts.....................................................             (719)            (3,977)
                                                                             ------------      -------------
Net realized and unrealized gain (loss)..................................................            (23,961)
                                                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS....................................      $     (23,344)
                                                                                               =============


See accompanying notes which are an integral part of the financial statements.


                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 2001            YEAR ENDED
                                                                            (UNAUDITED)          DECEMBER 31, 2000
                                                                         -----------------     --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income...............................................   $             617     $              1,440
  Net realized gain (loss)............................................             (19,984)                 (28,353)
  Net change in unrealized appreciation (depreciation)................              (3,977)                  (7,169)
                                                                         -----------------     --------------------

    Net increase (decrease) in net assets from operations.............             (23,344)                 (34,082)
                                                                         -----------------     --------------------

DISTRIBUTIONS
  From net investment income..........................................                (394)                  (1,512)
  From net realized gain..............................................              (4,575)                 (10,283)
                                                                         -----------------     --------------------

    Net decrease in net assets from distributions.....................              (4,969)                 (11,795)
                                                                         -----------------     --------------------

SHARE TRANSACTIONS
  Net increase (decrease) in  net assets from share transactions......              22,321                   22,664
                                                                         -----------------     --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................              (5,992)                 (23,213)

NET ASSETS
  Beginning of period.................................................             262,664                  285,877
                                                                         -----------------     --------------------
  End of period (including undistributed net investment income of
    $311 and $88, respectively).......................................   $         256,672     $            262,664
                                                                         =================     ====================


See accompanying notes which are an integral part of the financial statements.


12  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                     2001*       2000         1999        1998       1997**
                                                  ---------   ---------     ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD............  $   14.13   $   16.79     $   16.02   $   12.78   $   10.00
                                                  ---------   ---------     ---------   ---------   ---------

INCOME FROM OPERATIONS
 Net investment income (a)......................        .03         .08           .12         .10         .09
 Net realized and unrealized gain (loss)........      (1.28)      (2.10)         2.41        3.49        2.75
                                                  ---------   ---------     ---------   ---------   ---------

  Total income from operations..................      (1.25)      (2.02)         2.53        3.59        2.84
                                                  ---------   ---------     ---------   ---------   ---------

DISTRIBUTIONS
 From net investment income.....................       (.02)       (.08)         (.12)       (.08)       (.06)
 From net realized gain.........................       (.24)       (.56)        (1.64)       (.27)         --
                                                  ---------   ---------     ---------   ---------   ---------

  Total distributions...........................       (.26)       (.64)        (1.76)       (.35)       (.06)
                                                  ---------   ---------     ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD..................  $   12.62   $   14.13     $   16.79   $   16.02   $   12.78
                                                  =========   =========     =========   =========   =========

TOTAL RETURN (%)(b).............................      (8.84)     (12.26)        17.17       28.71       28.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).......    256,672     262,664       285,877      73,998      23,639

 Ratios to average net assets (%)(c):
  Operating expenses, net.......................        .92         .92           .92         .92         .92
  Operating expenses, gross.....................        .96         .93           .96        1.21        1.61
  Net investment income.........................        .49         .51           .74         .70         .76

 Portfolio turnover rate (%)....................      72.38      161.09         67.67       78.89       64.95


*   For the six months ended June 30, 2001 (Unaudited).

** For the period January 2, 1997 (commencement of operations) to December 31, 1997.

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.


                                                      Multi-Style Equity Fund 13

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
COMMON STOCKS - 91.9%
AUTO AND TRANSPORTATION - 2.8%
AirTran Holdings, Inc. (a)                            10,600                111
America West Holding Corp. Class B (a)                 2,200                 22
American Axle & Manufacturing
 Holdings, Inc. (a)                                    5,600                 95
Arkansas Best Corp. (a)                                4,700                108
ArvinMeritor, Inc.                                     1,800                 30
Atlas Air, Inc. (a)                                      800                 11
Aviall, Inc. (a)                                       3,800                 42
BE Aerospace, Inc. (a)                                 3,090                 59
Circuit City Stores, Inc. - CarMax
 Group (a)                                             3,600                 57
CNF Transportation, Inc.                                 700                 20
Continental Airlines, Inc. Class B (a)                 2,000                 99
Cooper Tire & Rubber Co.                               3,500                 50
Dura Automotive Systems, Inc. (a)                      4,000                 64
Expeditors International of
 Washington, Inc.                                        800                 48
Gentex Corp. (a)                                       2,900                 81
Kansas City Southern Industries, Inc. (a)              2,400                 38
Knight Transportation, Inc. (a)                          750                 15
Landstar Systems, Inc. (a)                             3,600                245
Lear Corp. (a)                                         9,280                324
Mesa Airlines, Inc. (a)                                2,300                 27
Navistar International Corp. (a)                       8,900                250
Offshore Logistics, Inc. (a)                           3,700                 70
OMI Corp. (a)                                         18,900                106
Polaris Industries, Inc.                               3,900                179
Quixote Corp.                                            280                  8
Roadway Express, Inc.                                  1,000                 24
Saver - Danfoss, Inc.                                  2,100                 20
Skywest, Inc.                                          5,300                148
Stelmar Shipping, Ltd. (a)                             6,200                108
Stoneridge, Inc. (a)                                   2,600                 28
Tidewater, Inc.                                        4,200                158
Tower Automotive, Inc. (a)                             8,500                 87
UAL Corp.                                              2,500                 88
USFreightways Corp.                                    1,200                 35
Wabtec Corp.                                          13,100                197
Yellow Corp. (a)                                       1,900                 36
                                                               ----------------
                                                                          3,088
                                                               ----------------

CONSUMER DISCRETIONARY - 14.6%
4Kids Entertainment, Inc. (a)                          4,100                 79
Abercrombie & Fitch Co. Class A (a)                    4,210                187
Ackerley Communications, Inc.                          2,100                 24
Action Performance Companies, Inc. (a)                 1,560                 39
Adminstaff, Inc. (a)                                   2,200                 57
Advanced Marketing Services, Inc.                        900                 19
Advo Systems, Inc. (a)                                 1,200                 41
Allied Waste Industries, Inc. (a)                        800                 15
Ambassadors International, Inc.                        2,100                 52
American Eagle Outfitters, Inc. (a)                    5,325                188
American Woodmark Corp.                                  300                 12
Anchor Gaming (a)                                        800                 52
AnnTaylor Stores Corp. (a)                             8,100                290
Apollo Group, Inc. Class A (a)                         4,750                202
Applebee's International, Inc.                         6,150                197
Argosy Gaming Co. (a)                                    900                 25
AutoNation, Inc. (a)                                  17,100                198
AutoZone, Inc. (a)                                     1,800                 68
Aztar Corp. (a)                                        4,700                 57
Barnes & Noble, Inc. (a)                               3,150                124
Bebe Stores, Inc. (a)                                    210                  6
Belo (A.H.) Corp. Series A                             3,600                 68
BJ's Wholesale Club, Inc. (a)                          1,400                 75
Blockbuster Entertainment Corp.                       13,800                252
Blyth Industries, Inc.                                 1,380                 35
Brown Shoe Co., Inc.                                   8,600                155
Buca, Inc. (a)                                           600                 13
Callaway Golf Co.                                      3,100                 49
Career Education Corp. (a)                             2,700                162
Catalina Marketing Corp. (a)                             600                 18
Cato Corp. Class A                                       800                 16
CDW Computer Centers, Inc. (a)                           350                 14
CEC Entertainment, Inc. (a)                            1,550                 76
Charlotte Russe Holding, Inc. (a)                        750                 20
Charming Shoppes, Inc. (a)                             7,000                 42
Charter Communications Holdings,
 Inc. Class A (a)                                      9,300                217
Cheesecake Factory, Inc. (The) (a)                     1,995                 56
Chemed Corp.                                           1,400                 51
Chicos FAS, Inc. (a)                                   1,405                 42
ChoicePoint, Inc. New (a)                              4,700                198
Christopher & Banks Corp. (a)                          2,130                 69
CNET Networks, Inc. (a)                                1,900                 25
Coach, Inc. New (a)                                    3,140                119
Columbia Sportswear Co. (a)                            4,320                220
Corinthian Colleges, Inc. New (a)                      1,700                 80
Corporate Executive Board Co., (The) (a)               6,700                281
Daktronics, Inc. (a)                                   1,380                 21
Darden Restaurants, Inc.                               1,200                 33
DeVry, Inc. (a)                                        4,600                166
DiamondCluster International, Inc.
 Class A (a)                                           3,200                 41
DigitalThink, Inc. (a)                                 2,500                 18
Dillard's, Inc. Class A                                1,400                 21
Direct Focus, Inc. (a)                                   500                 24
Dollar Thrifty Automotive Group, Inc. (a)              4,400                106
Dress Barn, Inc. (a)                                   1,300                 30
EarthLink, Inc. (a)                                    1,080                 15

14 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Education Management Corp. (a)                         1,000                 40
Emmis Communications Corp.
 Class A (a)                                           2,100                 65
Entercom Communications Corp. (a)                        400                 21
Extended Stay America, Inc. (a)                       20,300                305
F.Y.I., Inc. (a)                                       3,700                152
Footstar, Inc. (a)                                     4,300                148
Fred's, Inc. Class A                                   1,125                 29
Freemarkets, Inc. (a)                                  2,800                 56
Friedman's, Inc. Class A                               2,000                 23
FTI Consulting, Inc. (a)                               2,240                 49
Genesco, Inc. (a)                                      2,500                 84
Getty Images, Inc. (a)                                 3,700                 97
Gray Communications Systems, Inc.                        800                 15
GTECH Holdings Corp. (a)                               1,710                 61
Handleman Co. (a)                                      2,500                 42
Haverty Furniture Co., Inc.                            1,900                 28
Heidrick & Struggles
 International, Inc. (a)                               1,200                 24
Hibbett Sporting Goods, Inc. (a)                         380                 14
Hollinger International, Inc. Class A                  1,700                 23
Hot Topic, Inc. (a)                                    5,930                184
Hotel Reservations Network, Inc.
 Class A (a)                                             800                 37
ICT Group, Inc. (a)                                    1,100                 18
Ikon Office Solutions, Inc.                           15,000                147
Insight Communications Co., Inc.
 Class A (a)                                          19,500                488
International Flavors & Fragrances, Inc.               1,100                 28
International Game Technology (a)                      7,100                446
Jack in the Box, Inc. (a)                              1,400                 37
Lamar Advertising Co. Class A (a)                      5,300                233
Landry's Seafood Restaurants, Inc.                     4,090                 70
Liberty Corp.                                          2,400                 96
Lightbridge, Inc. (a)                                  1,600                 31
Lone Star Steakhouse & Saloon                          2,600                 34
Mathews International Corp. Class A                      790                 35
MAXIMUS, Inc. (a)                                      2,700                108
Maxwell Shoe Company, Inc. Class A (a)                 9,400                160
Meredith Corp.                                         2,100                 75
Michaels Stores, Inc. (a)                                500                 21
Mobile Mini, Inc. (a)                                    700                 23
Modis Professional Services, Inc. (a)                 15,300                106
Movado Group, Inc.                                    12,500                253
Movie Gallery, Inc. (a)                                2,600                 47
MTR Gaming Group, Inc. (a)                             1,600                 22
Neiman Marcus Group, Inc. (The)
 Class A (a)                                           5,600                174
Oakley, Inc. (a)                                       5,340                 99
On Assignment, Inc. (a)                                2,900                 52
P.F. Chang's China Bistro, Inc. (a)                      400                 15
Panera Bread Co. (a)                                     740                 23
Park Place Entertainment Corp. (a)                    20,000                242
Paxson Communications Corp. (a)                        2,100                 28
Payless ShoeSource, Inc. (a)                           4,810                311
Penton Media, Inc.                                     9,100                159
Pep Boys - Manny, Moe & Jack                           7,700                 86
Phillips-Van Heusen Corp.                             16,100                232
Pier 1 Imports, Inc.                                   2,700                 31
Pittston Brink's Group                                10,000                223
Pixar, Inc. (a)                                          700                 29
Playtex Products, Inc. (a)                            12,500                134
Polo Ralph Lauren Corp. Class A (a)                    5,500                142
Pre-paid Legal Services, Inc. (a)                      6,500                143
Prime Hospitality Corp. (a)                            5,200                 62
Quicksilver, Inc. (a)                                    900                 23
R.H. Donnelley Corp. (a)                               9,300                298
Radio One, Inc. (a)                                   12,900                294
RARE Hospitality International, Inc. (a)               2,050                 46
Reebok International, Ltd. (a)                         5,200                166
Regis Corp.                                            2,200                 46
Rent-A-Center, Inc. (a)                                8,800                463
Revlon, Inc. Class A (a)                               2,600                 19
Right Management Consultants, Inc. (a)                   420                 11
Ruby Tuesday, Inc.                                    11,400                195
Ryan's Family Steak Houses, Inc. (a)                   6,000                 74
Saga Communications Class A (a)                        1,100                 26
Salem Communications Corp.
 Class A New (a)                                       2,600                 57
Salton, Inc. (a)                                       3,300                 59
Scholastic Corp. (a)                                   3,100                140
School Specialty, Inc. (a)                             1,100                 28
SCP Pool Corp. (a)                                     5,870                202
Six Flags, Inc. (a)                                    4,400                 93
Skechers U.S.A., Inc. Class A (a)                      6,700                196
Sonic Corp. (a)                                        1,450                 46
Stanley Furniture Co., Inc. (a)                          290                  8
Sylvan Learning Systems, Inc. (a)                      6,100                148
Take-Two Interactive Software, Inc. (a)                7,800                145
Tech Data Corp. (a)                                    4,100                137
Tetra Technologies, Inc. (a)                          11,530                299
THQ, Inc. (a)                                          1,900                113
Tiffany & Co.                                          2,300                 83
Timberland Co. Class A (a)                               710                 28
Tommy Hilfiger Corp. (a)                              12,400                174
Toro Co.                                               2,500                112
Tropical Sportswear International
 Corp. (a)                                               410                  9
Tupperware Corp.                                         900                 21
United Auto Group, Inc. (a)                            2,700                 47
United Natural Foods, Inc. (a)                         1,500                 31
United Stationers, Inc. (a)                            1,300                 41

                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Universal Electronics, Inc. (a)                       10,200                184
Urban Outfitters, Inc. (a)                               470                  5
US Industries, Inc.                                   10,000                 41
Valassis Communications, Inc. (a)                        900                 32
Vans, Inc. (a)                                           700                 16
Ventiv Health, Inc. (a)                               11,800                244
Viad Corp.                                             1,000                 26
Wackenhut Corrections Corp. (a)                          900                 12
Wallace Computer Services, Inc.                        1,700                 28
Waste Connections, Inc. (a)                            3,730                118
West Corp. (a)                                         3,600                 79
Wet Seal, Inc. Class A (The) (a)                       6,370                219
Williams-Sonoma, Inc. (a)                              4,210                162
World Wrestling Federation
 Entertainment, Inc. (a)                               3,700                 50
Young Broadcasting Corp. Class A (a)                   1,300                 43
Zale Corp. (a)                                         1,100                 36
                                                               ----------------
                                                                         16,093
                                                               ----------------

CONSUMER STAPLES - 3.9%
Church and Dwight Co., Inc.                            1,570                 40
Constellation Brands, Inc. Class A (a)                 7,460                306
Coors (Adolph) Co. Class B                             4,500                226
Dean Foods Co.                                           500                 20
Del Monte Foods Co. (a)                                3,200                 27
Dial Corp.                                             2,000                 29
Dimon, Inc.                                            4,500                 45
Dole Food Co., Inc.                                    7,600                145
Dreyers Grand Ice Cream, Inc.                            880                 25
Hain Celestial Group, Inc. (a)                         2,100                 46
IBP, Inc.                                              2,000                 51
Ingles Markets, Inc.                                   1,800                 22
Interstate Bakeries Corp.                              1,600                 26
Longs Drug Stores, Inc.                                2,300                 50
McCormick & Co., Inc.                                    440                 18
Nash Finch Co.                                         1,100                 26
Pathmark Stores, Inc. (a)                              5,000                123
PepsiAmericas, Inc.                                   13,100                174
Performance Food Group Co. (a)                         5,420                149
R.J. Reynolds Tobacco Holdings, Inc.                   6,600                360
Robert Mondavi Corp. Class A (a)                       2,300                 93
Schweitzer-Mauduit International, Inc.                 3,800                 90
Smithfield Foods, Inc. (a)                             9,300                375
Standard Commercial Corp.                             13,200                225
Suiza Foods Corp. (a)                                 12,800                680
SuperValu, Inc.                                       20,300                356
Tootsie Roll Industries, Inc.                          3,600                139
Tyson Foods, Inc. Class A                              1,600                 15
Universal Corp.                                        9,600                381
UST, Inc.                                                150                  3
Whole Foods Market, Inc. (a)                           2,400                 64
                                                               ----------------
                                                                          4,329
                                                               ----------------

FINANCIAL SERVICES - 18.6%
Actrade Financial Technologies, Ltd. (a)                 860                 20
Advanta Corp. Class A                                  2,700                 43
Advent Software, Inc. (a)                              1,040                 66
Affiliated Computer Services, Inc.
 Class A (a)                                           2,000                144
Affiliated Managers Group, Inc. (a)                    3,400                209
Alexandria Real Estate Equities, Inc. (e)              1,400                 56
Allied Capital Corp.                                     900                 21
American Financial Group, Inc.                         1,900                 58
American National Insurance Co.                          300                 22
AmeriCredit Corp. (a)                                  4,290                223
Associated Banc-Corp.                                  5,330                192
Astoria Financial Corp.                               11,500                633
Banknorth Group, Inc.                                  1,800                 41
BankUnited Financial Corp. (a)                           600                  8
BARRA, Inc. (a)                                        1,710                 67
Bedford Property Investors, Inc. (e)                   2,700                 57
BISYS Group, Inc. (a)                                 11,200                661
Block (H&R), Inc.                                        350                 23
Boston Private Financial Holdings, Inc.                1,310                 29
Boykin Lodging Co. (e)                                 2,200                 28
Brookline Bancorp, Inc.                                1,700                 24
Brown & Brown, Inc.                                    1,300                 55
Burnham Pacific Properties, Inc. (e)                   3,100                 15
Camden Property Trust (e)                              3,900                143
Capital Automotive (e)                                 4,000                 72
Capitol Federal Financial                              3,300                 64
Carreker Corp. (a)                                     3,600                 77
CBL & Associates Properties, Inc. (e)                  6,700                206
CCBT Financial Companies, Inc.                           290                  9
Certegy, Inc. New (a)                                    600                 17
Charter Municipal Mortgage
 Acceptance Co.                                        1,300                 21
CheckFree Corp. (a)                                    1,000                 35
City National Corp.                                    5,100                226
Clark/Bardes Holdings, Inc. (a)                          460                 10
Coastal Bancorp, Inc.                                  5,000                160
Comdisco, Inc.                                         9,000                 12
Commerce Bancorp, Inc.                                 3,300                231
Commerce Group, Inc.                                   2,400                 88
Compass Bancshares, Inc.                                 800                 21
CORUS Bankshares, Inc.                                 2,800                169
Countrywide Credit Industries, Inc.                    3,310                152
Crescent Real Estate Equities, Co. (e)                 1,273                 31

Aggressive Equity Fund 16

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Cullen Frost Bankers, Inc.                             6,800                230
Dime Bancorp, Inc.                                     1,000                 37
Dime Bancorp, Inc. 2001 Litigation
 Tracking Warrants (a)                                19,700                  6
Doral Financial Corp.                                 12,000                412
Downey Financial Corp.                                 3,000                142
DST Systems, Inc. (a)                                  4,300                227
East West Bancorp, Inc.                                3,200                 86
EastGroup Properties, Inc.                               800                 18
Eaton Vance Corp.                                      2,480                 86
Edwards (A.G.), Inc.                                   6,900                311
Electro Rent Corp. (a)                                 2,200                 36
Entertainment Properties Trust (e)                     8,100                148
Equifax, Inc.                                          5,900                216
Equity Inns, Inc.                                      3,800                 37
FactSet Research Systems, Inc.                         1,030                 37
Fair, Isaac and Co., Inc.                              4,040                250
FelCor Lodging Trust, Inc. (e)                         4,000                 94
Fidelity National Financial, Inc.                      9,300                229
Financial Federal Corp. (a)                              200                  6
FINOVA Group, Inc.                                     7,000                 26
First American Financial Corp.                        12,700                241
First Bancorp.                                         1,940                 52
First Citizens BancShares, Inc.                          900                 98
First Industrial Realty Trust, Inc. (e)                4,900                157
First Niagara Financial Group, Inc.                    3,000                 47
First Tennessee National Corp.                           600                 21
FirstFed Financial Corp. (a)                           3,600                107
Fulton Financial Corp.                                   420                  9
Gabelli Asset Management, Inc. (a)                       800                 33
Gallagher (Arthur J.) & Co.                            9,500                247
GATX Corp.                                             3,300                132
Global Payments, Inc.                                    300                  9
Golden State Bancorp, Inc.                             3,800                117
Great Lakes, Inc.                                      1,000                 18
Greater Bay Bancorp                                    3,020                 75
Greenpoint Financial Corp.                             7,600                292
Hamilton Bancorp, Inc. (a)                             2,300                 16
Harleysville Group, Inc.                                 900                 27
Health Care, Inc.                                      1,800                 43
Heller Financial, Inc. Class A                         6,300                252
Hibernia Corp. Class A                                 6,500                116
Highwoods Properties, Inc. (e)                           800                 21
HomeStore.com, Inc. (a)                                3,400                119
Hospitality Properties Trust (e)                       3,313                 94
Host Marriott Corp. (e)                               10,200                128
HRPT Properties Trust                                 16,900                164
Independence Community Bank Corp.                      5,600                111
Independent Bank Corp.                                   360                  9
IndyMac Bancorp, Inc. (a)                             14,900                399
Innkeepers USA Trust                                  18,000                216
Interpool, Inc.                                        1,700                 27
Investment Technology Group (a)                        3,800                191
Investors Financial Services Corp.                     5,590                375
IRT Property Co.                                       2,800                 30
iShares S&P MidCap 400/BARRA
 Growth Index Fund                                       800                 93
J.P. Realty, Inc. (e)                                  1,200                 29
Jack Henry & Associates, Inc.                          6,000                186
JDN Realty Corp. (e)                                   2,800                 38
Jefferies Group, Inc.                                  6,300                204
John Nuveen & Co., Inc. Class A                        1,800                102
Koger Equity, Inc.                                     1,800                 30
LandAmerica Financial Group, Inc.                      7,000                223
LaSalle Hotel Properties (e)                           3,200                 57
Legg Mason, Inc.                                       3,800                189
Leucadia National Corp.                                1,200                 39
Liberty Financial Cos., Inc.                           1,000                 32
Liberty Property Trust (e)                             2,200                 65
Mack-Cali Realty Corp. (e)                             6,500                185
MAF Bancorp, Inc.                                        400                 12
Markel Corp. (a)                                       1,600                314
MeriStar Hospitality Corp. (e)                         6,300                150
Metris Companies, Inc.                                 6,700                226
Mission West Properties, Inc.                            660                  8
MONY Group, Inc. (The)                                 4,300                173
Moody's Corp.                                          5,400                181
National Data Corp.                                      400                 13
National Golf Properties, Inc.                           800                 22
National Health Investors, Inc.                        6,300                 65
New York Community Bancorp, Inc.                       9,025                340
OceanFirst Financial Corp.                             2,900                 75
Ocwen Financial Corp. (a)                              3,400                 35
Ohio Casualty Corp.                                    6,300                 82
Old Republic International Corp.                      13,500                392
Pacific Capital Bancorp                                1,220                 37
Pacific Century Financial Corp.                       10,800                279
Parkway Properties, Inc.                                 800                 28
Paychex, Inc.                                          1,000                 40
PFF Bancorp, Inc.                                      3,600                 90
PMI Group, Inc. (The)                                    400                 29
Prentiss Properties Trust (e)                          3,600                 95
Presidential Life Corp.                                  300                  7
Protective Life Corp.                                  9,000                309
PS Business Parks, Inc. (e)                            1,000                 28
R&G Financial Corp.                                    3,200                 51
Radian Group, Inc.                                    10,616                429
Raymond James Financial, Inc.                         10,600                324
Realty Income Corp. (e)                                1,600                 47
Reckson Associates Realty Corp. (e)                    7,900                182
RenaissanceRe Holdings, Ltd.                           3,300                245
Republic Bancorp, Inc.                                13,910                193

                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
RFS Hotel Investors, Inc. (e)                          5,100                 81
Roslyn Bancorp, Inc.                                   5,750                151
Ryder System, Inc.                                    21,300                417
S&T Bancorp, Inc.                                        170                  4
S.Y. Bancorp, Inc.                                       420                 14
SAFECO Corp.                                          11,400                336
Senior Housing Properties Trust                        2,900                 38
Silicon Valley Bancshares (a)                          1,480                 33
SJNB Financial Corp.                                     230                 10
SL Green Realty Corp. (e)                              3,400                103
Southwest Bancorporation of
 Texas, Inc. (a)                                         700                 21
Southwest Securities Group, Inc.                       3,770                 78
Sovereign Bancorp, Inc.                               41,000                533
Spieker Properties, Inc. (e)                             830                 50
Stancorp Financial Group, Inc.                         3,100                147
State Auto Financial Corp.                             2,700                 44
Staten Island Bancorp, Inc.                            4,400                123
Sterling Bancshares, Inc.                              2,040                 39
Stewart Information Services Corp. (a)                 1,100                 21
SunGard Data Systems (a)                               3,800                114
TCF Financial Corp.                                    2,400                111
Texas Regional Bancshares, Inc. Class A                  880                 35
Thornburg Mortgage Asset Corp.                         3,900                 60
Total Systems Services, Inc.                           1,450                 41
Triad Guaranty, Inc. (a)                               2,790                112
TrustCo Bank Corp. NY                                  3,230                 43
Unitrin, Inc.                                          1,400                 54
Washington Real Estate
 Investment Trust                                      1,500                 35
Watson Wyatt & Co. Holdings (a)                        6,800                159
Weingarten Realty Investors                            1,500                 66
Westamerica Bancorporation                             5,500                215
Whitney Holding Corp.                                  4,300                201
Wintrust Financial Corp.                                 340                  7
                                                               ----------------
                                                                         20,535
                                                               ----------------

HEALTH CARE - 14.9%
Abgenix, Inc. (a)                                      6,600                297
Accredo Health, Inc. (a)                               2,800                104
AdvancePCS (a)                                         5,765                369
Affymetrix, Inc. (a)                                   2,100                 46
Albany Molecular Research, Inc. (a)                    1,590                 60
Alexion Pharmaceuticals, Inc. (a)                      2,700                 65
Alkermes, Inc. (a)                                     6,100                214
Alpharma, Inc. Class A                                 2,800                 76
American Medical Systems Holdings,
 Inc. New (a)                                            910                 14
AmeriSource Health Corp. Class A (a)                   3,710                205
Applera Corp. - Celera Genomics
 Group (a)                                             1,600                 63
ArQule, Inc. (a)                                         900                 19
Aurora Biosciences Corp. (a)                           1,150                 36
Barr Laboratories, Inc. (a)                            1,100                 77
Bausch & Lomb, Inc.                                    2,300                 83
Beckman Coulter, Inc.                                  2,000                 82
Bergen Brunswig Corp. Class A                         32,670                628
Bio-Technology General Corp. (a)                       2,400                 31
Biosite Diagnostics, Inc. (a)                          1,900                 85
Boron, LePore & Associates, Inc. (a)                   4,000                 55
Bruker Daltonics, Inc. New (a)                         1,870                 28
Caremark Rx, Inc. (a)                                 30,550                503
Celgene Corp. (a)                                      6,900                199
Cerner Corp. (a)                                       7,520                316
Charles River Laboratories
 International, Inc. (a)                               4,200                146
CIMA Labs, Inc. (a)                                    1,680                132
Community Health Care New (a)                          3,710                109
Conmed Corp. (a)                                         800                 21
Cooper Companies, Inc.                                 3,700                190
Cor Therapeutics, Inc. (a)                             1,300                 40
CorVel Corp. (a)                                         220                  8
Covance, Inc. (a)                                     15,000                340
CV Therapeutics, Inc. (a)                              1,400                 80
Cytyc Corp. (a)                                        2,400                 55
DaVita, Inc. (a)                                       6,000                122
Diagnostic Products Corp.                              3,000                100
DVI, Inc. (a)                                          2,400                 42
Eclipsys Corp. (a)                                     7,600                214
Edwards Lifesciences Corp. (a)                         9,500                250
Enzo Biochem, Inc. (a)                                 1,485                 51
Enzon, Inc. (a)                                          900                 56
Express Scripts, Inc. Class A (a)                      7,200                396
First Health Group Corp. (a)                          12,240                295
First Horizon Pharmaceutical
 Corp. New (a)                                           540                 17
Gene Logic, Inc. (a)                                  11,450                250
Genencor International, Inc. (a)                       4,390                 70
Gentiva Health Services, Inc. (a)                        900                 16
Genzyme Corp. (a)                                        332                 20
Gilead Sciences, Inc. (a)                              4,800                279
Health Management Associates Class A (a)               9,500                200
Health Net, Inc. (a)                                  20,190                351
HealthExtras, Inc. New (a)                               880                  8
HEALTHSOUTH Corp. (a)                                 31,800                508
Henry Schein, Inc. (a)                                 4,500                180
Humana, Inc. (a)                                      29,950                295
ICN Pharmaceuticals, Inc.                              2,200                 70
ICOS Corp. (a)                                           500                 32
ICU Medical, Inc. (a)                                    490                 20
IDEXX Laboratories, Inc. (a)                           2,000                 63
Imclone Systems, Inc. (a)                                600                 32

18  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Incyte Pharmaceuticals, Inc. (a)                         800                 20
InforMax, Inc. (a)                                     5,900                 42
Inhale Therapeutic Systems, Inc. (a)                   5,210                120
Integra LifeSciences Holdings (a)                        730                 16
Inverness Medical Technology, Inc. (a)                 1,250                 46
Invitrogen Corp. (a)                                   1,500                108
Isis Pharmaceuticals (a)                               2,500                 31
Kendle International, Inc. (a)                           510                 10
Large Scale Biology Corp. New (a)                      5,400                 38
LifePoint Hospitals, Inc. (a)                          8,400                372
Lincare Holdings, Inc. (a)                            13,900                417
Macrochem Corp. (a)                                    4,100                 36
Manor Care, Inc. (a)                                  13,050                414
Medarex, Inc. (a)                                      2,600                 61
Medicines Co. (The) (a)                                4,000                 82
Medicis Pharmaceutical Corp.
 Class A. (a)                                          6,600                350
Medquist, Inc. (a)                                     2,300                 68
Mylan Laboratories, Inc.                               2,660                 75
Myriad Genetics, Inc. (a)                                400                 25
Ocular Sciences, Inc. (a)                              1,700                 43
Omnicare, Inc.                                        16,560                335
OSI Pharmaceuticals, Inc. (a)                          2,400                126
Owens & Minor, Inc., Holding Co.                       3,000                 57
Oxford Health Plans, Inc. (a)                          7,100                203
PacifiCare Health Systems, Inc. (a)                   11,000                179
Parexel International Corp. (a)                        5,000                 98
Patterson Dental Co. (a)                               4,930                148
Pediatrix Medical Group (a)                              620                 21
Perrigo Co. (a)                                        1,500                 25
Pharmaceutical Product Development,
 Inc. (a)                                              5,000                153
PolyMedica Corp. (a)                                   6,000                243
PRAECIS Pharmaceuticals, Inc. (a)                      4,800                 79
Priority Healthcare Corp. Class B (a)                  2,700                 76
Protein Design Labs, Inc. (a)                            900                 78
Quest Diagnostics, Inc. (a)                            1,500                112
Quintiles Transnational Corp. (a)                      1,500                 38
Regeneration Technologies, Inc. New (a)                1,340                 12
RehabCare Group, Inc. (a)                                700                 34
Renal Care Group, Inc. (a)                             8,370                275
ResMed, Inc. (a)                                       1,900                 96
Respironics, Inc. (a)                                  7,850                234
Rightchoice Managed Care, Inc. (a)                     6,000                266
SangStat Medical Corp. (a)                            18,200                298
Serologicals Corp. (a)                                 1,700                 36
SICOR, Inc. (a)                                        8,650                200
SpaceLabs, Inc. (a)                                    7,800                 95
Specialty Laboratories, Inc. New (a)                     600                 23
SRI/Surgical Express, Inc. (a)                           270                  8
St. Jude Medical, Inc. (a)                             5,470                328
Stericycle, Inc. (a)                                   4,800                225
Sybron Dental Specialties, Inc. (a)                    2,066                 42
Syncor International Corp. (a)                         1,800                 56
Tenet Healthcare Corp.                                 6,300                325
Triad Hospitals, Inc. (a)                              4,100                121
Trigon Healthcare, Inc. (a)                            1,800                117
Trimeris, Inc. (a)                                       890                 45
TriPath Imaging, Inc. (a)                              2,640                 26
Universal Health Services, Inc.
 Class B (a)                                           2,040                 93
Varian Medical Systems, Inc. (a)                       2,300                164
Varian, Inc. (a)                                       1,600                 52
Vertex Pharmaceuticals, Inc. (a)                       2,400                120
VISX, Inc. (a)                                         2,100                 42
WebMD Corp. (a)                                       18,100                128
                                                               ----------------
                                                                         16,519
                                                               ----------------

INTEGRATED OILS - 0.3%
KCS Energy, Inc. (a)                                   4,100                 27
Magnum Hunter Resources, Inc. (a)                        700                  6
Murphy Oil Corp.                                       1,960                144
Tesoro Petroleum Corp. (a)                            10,000                127
                                                               ----------------
                                                                            304
                                                               ----------------

MATERIALS AND PROCESSING - 6.8%
AK Steel Holding Corp.                                 9,200                115
Albany International Corp. Class A (a)                 2,700                 51
Ameron, Inc.                                             500                 33
Applied Films Corp. (a)                                5,600                118
AptarGroup, Inc.                                       5,800                188
Arch Chemicals, Inc.                                   1,100                 24
Armor Holdings, Inc. (a)                               1,100                 17
Ashland, Inc.                                          3,700                148
Ball Corp.                                             2,800                133
Bemis Co., Inc.                                          800                 32
Bowater, Inc.                                          1,100                 49
Brady Corp. Class A                                    1,100                 40
Brush Engineered Materials, Inc.                       1,800                 29
Buckeye Technologies, Inc. (a)                         2,400                 35
Calgon Carbon Corp.                                   20,400                160
Carpenter Technology Corp.                             2,300                 67
Catellus Development Corp. (a)                         3,100                 54
ChemFirst, Inc.                                          800                 21
Cleveland-Cliffs, Inc.                                 1,000                 19
CoorsTek, Inc. (a)                                     7,500                281
Crestline Capital Corp. (a)                            1,000                 31
Crown Cork & Seal Co., Inc.                           10,000                 38
Cytec Industries, Inc. (a)                             4,300                163
Dycom Industries, Inc. (a)                             8,000                183
Eastman Chemical Co.                                   1,300                 62
EMCOR Group, Inc. (a)                                  7,400                268

                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Engelhard Corp.                                       14,300                369
FMC Corp. (a)                                          1,100                 75
Freeport-McMoan Copper & Gold,
 Inc. Class B (a)                                     14,600                161
Georgia Gulf Corp.                                     4,600                 71
Greif Bros. Corp. Class A                              2,300                 70
Hexcel Corp. (a)                                         500                  6
Homestake Mining Co.                                  15,100                117
Hughes Supply, Inc.                                    2,100                 50
IMC Global, Inc.                                       4,500                 46
Insituform Technologies, Inc. Class A (a)              4,000                146
Integrated Electrical Services, Inc. (a)               1,700                 17
International Specialty Products, Inc. (a)             3,200                 34
Ivex Packaging Corp. (a)                               1,900                 36
Kaydon Corp.                                           3,200                 82
Lennox International, Inc.                             7,700                 84
Lone Star Technologies, Inc. (a)                       3,280                119
Louisiana Pacific Corp.                               22,300                262
Lubrizol Corp.                                         8,200                255
Lyondell Petrochemical Co.                             3,700                 57
Martin Marietta Materials, Inc.                        2,000                 99
Maverick Tube Corp. (a)                                7,300                124
Minerals Technologies, Inc.                            2,800                120
NCH Corp.                                              2,100                 82
NL Industries, Inc.                                    7,500                104
Nortek, Inc. (a)                                       1,700                 53
Nucor Corp.                                              800                 39
Olin Corp.                                               900                 15
Oregon Steel Mills, Inc.                               1,900                 16
P.H. Glatfelter Co.                                   15,900                227
Packaging Corp. of America New (a)                    10,500                163
Pactiv Corp. (a)                                      16,500                221
Penn Engineering & Manufacturing Corp.                 1,400                 25
Phelps Dodge Corp.                                       400                 17
Pitt-Des Moines, Inc.                                  1,000                 35
PolyOne Corp.                                          9,800                102
Precision Castparts Corp.                             15,700                587
Rayonier, Inc.                                           900                 42
Reliance Steel & Aluminum Co.                          1,450                 37
Roanoke Electrical Steel Corp.                           600                 10
Rogers Corp. (a)                                         770                 20
Ryerson Tull, Inc.                                     1,400                 19
Schulman (A.), Inc.                                    3,800                 51
Scotts Co. (The) Class A (a)                             650                 27
Sealed Air Corp. (a)                                   2,900                108
Security Capital Group, Inc. Class B (a)               6,000                128
Shaw Group, Inc. (The) (a)                             1,800                 72
Sherwin-Williams Co.                                   1,300                 29
Sigma Aldrich Corp.                                    1,100                 42
Silgan Holdings, Inc. (a)                                700                 12
Southern Peru Copper Corp.                             4,700                 58
Standard Register Co.                                  3,000                 56
Temple-Inland, Inc.                                      500                 27
Texas Industries, Inc.                                 1,000                 34
Timken Co.                                             1,500                 25
Universal Forest Products, Inc.                        4,700                106
USEC, Inc.                                             6,400                 54
USX-U.S. Steel Group                                   2,700                 54
Westvaco Corp.                                         3,000                 73
York International Corp.                               1,100                 40
                                                               ----------------
                                                                          7,569
                                                               ----------------

MISCELLANEOUS - 0.0%
Brunswick Corp.                                        1,100                 26
                                                               ----------------

OTHER ENERGY - 4.5%
3TEC Energy Corp. (a)                                    440                  8
Aquila, Inc. New (a)                                   1,100                 27
Arch Coal, Inc.                                       10,500                272
BJ Services Co. (a)                                    2,900                 82
Brown (Tom), Inc. (a)                                  3,200                 77
Cabot Oil & Gas Corp.                                    750                 18
Chesapeake Energy Corp. (a)                            5,430                 37
Comstock Resources, Inc. (a)                           3,600                 37
CONSOL Energy, Inc.                                    1,410                 36
Cooper Cameron Corp. (a)                               1,900                106
Core Laboratories N.V. (a)                             8,000                150
ENSCO International, Inc.                              1,500                 35
EOG Resources, Inc.                                    2,510                 89
Equitable Resources, Inc.                              2,000                 67
Evergreen Resources, Inc. (a)                          2,160                 82
GulfMark Offshore, Inc. (a)                            5,320                167
Hanover Compressor Co. (a)                             9,180                304
Helmerich & Payne, Inc.                                7,300                225
Houston Exploration Co. (The) (a)                        410                 13
HS Resources, Inc. (a)                                   820                 53
Hydril Co. New (a)                                       890                 20
Key Energy Group, Inc. (a)                             4,200                 46
Key Production, Inc. (a)                               2,850                 47
Louis Dreyfus Natural Gas Corp. (a)                    1,010                 35
Marine Drilling Co, Inc. (a)                          10,350                198
Meridian Resource Corp., (The) (a)                     1,400                 10
Mitchell Energy & Development
 Corp. Class A                                           960                 44
National-Oilwell, Inc. (a)                             2,500                 67
Newpark Resources, Inc. (a)                            3,900                 43
Ocean Energy, Inc.                                     1,400                 24
Octel Corp. (a)                                        2,100                 34
Parker Drilling Co. (a)                               34,200                222
Patterson-UTI Energy, Inc. (a)                         1,700                 30
Penn Virginia Corp.                                      250                  8
Plains Resources, Inc. (a)                               950                 23

20  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Pogo Producing Co.                                       900                 22
Pride International, Inc. (a)                          7,600                144
Quicksilver Resources, Inc. (a)                          750                 14
Remington Oil & Gas Corp. (a)                          1,600                 30
Santa Fe International Corp.                           3,000                 87
Seacor Holdings, Inc. (a)                              1,050                 49
Seitel, Inc. (a)                                       7,200                 94
Smith International, Inc. (a)                          3,230                193
Spinnaker Exploration Co. New (a)                        580                 23
Stone Energy Corp. (a)                                   883                 39
Sunoco, Inc.                                          13,400                491
Superior Energy Services, Inc. (a)                     2,410                 19
Swift Energy Co. (a)                                   1,130                 34
Trico Marine Services, Inc. (a)                        3,000                 32
Valero Energy Corp.                                   14,500                533
Varco International, Inc. (a)                          8,100                151
Veritas DGC, Inc. (a)                                  4,350                122
Vintage Petroleum, Inc.                                1,400                 27
XTO Energy, Inc.                                       7,350                106
                                                               ----------------
                                                                          4,946
                                                               ----------------
Producer Durables - 6.4%
AGCO Corp. (a)                                         6,500                 59
Allen Telecom, Inc. (a)                                9,400                141
Alliant Techsystems, Inc. (a)                          3,150                283
AMETEK, Inc.                                           1,500                 46
Andrew Corp. (a)                                         800                 15
ANTEC Corp. (a)                                        8,200                102
Applied Industrial Technology, Inc.                    1,500                 28
Briggs & Stratton Corp.                                  700                 29
Brooks Automation, Inc. (a)                            1,900                 88
C&D Technologies, Inc.                                 1,900                 59
Centex Corp.                                           9,000                367
CIRCOR International, Inc.                             1,900                 34
CNH Global                                             6,100                 36
Credence Systems Corp. (a)                               700                 17
D.R. Horton, Inc.                                     13,008                295
Donaldson Co., Inc.                                    1,020                 32
Electro Scientific Industries, Inc. (a)                2,500                 95
Esterline Corp. (a)                                    3,800                 83
FEI Co. (a)                                              910                 37
FLIR Systems, Inc. (a)                                   850                 21
FSI International, Inc. (a)                           10,100                141
GenCorp, Inc.                                          6,800                 87
General Cable Corp.                                    4,000                 74
Genlyte Group, Inc. (The) (a)                          1,900                 59
Graco, Inc.                                            1,110                 37
Herman Miller, Inc.                                    2,300                 56
Hovnanian Enterprises, Inc. Class A (a)                  600                  9
Intermagnetics General Corp. (a)                       2,020                 65
Itron, Inc. (a)                                        1,300                 25
Kaman Corp. Class A                                    5,600                 99
KB HOME                                               16,200                489
Kennametal, Inc.                                       1,800                 66
Kulicke & Soffa Industries, Inc. (a)                   7,500                129
Lam Research Corp. (a)                                 1,700                 50
Lennar Corp.                                           8,900                371
LTX Corp. (a)                                          4,300                110
M.D.C. Holdings, Inc.                                  6,970                247
Measurement Specialties, Inc. (a)                        830                 14
Milacron, Inc.                                         5,000                 78
Millipore Corp.                                        2,800                174
Moog, Inc. (a)                                           900                 35
Newport News Shipbuilding, Inc.                          900                 55
NVR, Inc. (a)                                          1,800                266
Orbital Sciences Corp. Class A (a)                    11,100                 43
Power-One, Inc. (a)                                      800                 13
Powerwave Technologies, Inc. (a)                       7,500                109
Pulte Corp.                                            5,900                252
Rayovac Corp. (a)                                      1,000                 21
Roper Industries, Inc.                                 3,390                143
Rudolph Technologies, Inc. New (a)                       400                 19
Ryland Group, Inc. (The)                               5,800                293
SBA Communications Corp. (a)                           4,000                 99
SPX Corp. (a)                                            600                 75
Standard Pacific Corp.                                 5,500                127
Standex International Corp.                            1,000                 24
Steelcase, Inc. Class A                                8,200                 98
Symmetricom, Inc. (a)                                  3,820                 56
Technitrol, Inc.                                       1,190                 31
Tecumseh Products Co. Class A                          1,500                 74
Tektronix, Inc.                                        2,900                 79
Teledyne Technologies, Inc. (a)                       14,000                213
Teleflex, Inc.                                           500                 22
Thermo Electron Corp. (a)                              2,500                 55
Toll Brothers, Inc. (a)                                6,800                267
TRC Companies, Inc. (a)                                  410                 16
Ultratech Stepper, Inc. (a)                            2,200                 56
Varian Semiconductor Equipment
 Associates, Inc. (a)                                  1,800                 76
Veeco Instruments, Inc. (a)                            2,000                 80
Woodward Governor Co.                                    800                 68
Zygo Corp. (a)                                         1,810                 41
                                                               ----------------
                                                                          7,053
                                                               ----------------
Technology - 12.7%
3D Systems Corp. (a)                                     930                 16
Activision, Inc. (a)                                   3,700                145
Actuate Corp. (a)                                      9,130                 87
Acxiom Corp. (a)                                         900                 12
Adaptec, Inc. (a)                                      8,700                 86
Advanced Digital Information (a)                       1,800                 31

                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Advanced Fibre Communications (a)                      1,000                 21
Aeroflex, Inc. (a)                                     8,300                 87
Alliance Data Systems Corp. New (a)                    4,900                 74
Alliance Semiconductor Corp. (a)                       5,400                 65
Amphenol Corp. Class A (a)                               500                 20
Anixter International, Inc. (a)                          160                  5
Apogent Technologies, Inc. (a)                         4,000                 98
Applied Innovation, Inc. (a)                           1,100                  9
Arbitron, Inc. (a)                                     2,800                 67
AremisSoft, Corp. (a)                                  5,500                 89
Arrow Electronics, Inc. (a)                            6,100                148
Asiainfo Holdings, Inc. (a)                            3,400                 67
ASM International (a)                                  5,400                107
Autodesk, Inc.                                         2,600                 97
Avanex Corp. New (a)                                   6,200                 60
Avant! Corp. (a)                                       1,500                 20
Avnet, Inc.                                            9,000                202
AXT, Inc. (a)                                            850                 23
BEI Technologies, Inc.                                 5,100                138
Borland Software Corp. (a)                             2,200                 34
Boston Communications Group, Inc. (a)                  4,080                 59
CACI International, Inc. Class A (a)                     750                 35
Caliper Technologies Corp. (a)                         4,000                 84
Catapult Communications Corp. (a)                      1,130                 25
Centra Software, Inc. New (a)                          1,500                 25
Ceridian Corp. New (a)                                 7,600                146
Checkpoint Systems, Inc. (a)                           1,900                 34
Cirrus Logic, Inc. (a)                                11,720                270
Citrix Systems, Inc. (a)                               5,000                175
Cognizant Technology Solutions Corp. (a)                 620                 26
Coherent, Inc. (a)                                     3,300                119
Compuware Corp. (a)                                    4,200                 59
Cree, Inc. (a)                                         3,840                100
CSG Systems International, Inc. (a)                    1,600                 91
Digex, Inc. (a)                                        2,400                 31
Digital Lightwave, Inc. (a)                              400                 15
DRS Technologies, Inc. (a)                               500                 11
Echelon Corp. (a)                                      7,400                228
EDO Corp.                                              1,110                 18
Electronics for Imaging, Inc. (a)                      2,900                 86
Embarcadero Technologies, Inc. (a)                     2,800                 62
Emulex Corp. (a)                                         900                 36
EPIQ Systems, Inc. (a)                                   670                 17
ESCO Technologies, Inc. (a)                            1,300                 39
Extreme Networks, Inc. (a)                             1,730                 51
F5 Networks, Inc. (a)                                  7,400                130
Fairchild Semiconductor Corp. Class A (a)              3,600                 83
Finisar Corp. (a)                                      3,100                 58
Forrester Research, Inc. (a)                           8,000                181
Frequency Electronics, Inc.                              580                 11
Genesis Microchip, Inc. (a)                            4,000                145
Genuity, Inc. (a)                                     67,000                209
Global Imaging Systems, Inc. (a)                         600                  6
GlobeSpan, Inc. (a)                                    3,900                 57
Harris Corp.                                           9,000                245
hi/fn, inc. (a)                                          900                 14
HNC Software, Inc. (a)                                 2,750                 69
Hyperion Solutions Corp. (a)                           4,400                 66
InFocus Corp. (a)                                      3,100                 63
Informatica Corp. (a)                                 10,180                177
Informix Corp. (a)                                    23,600                138
Ingram Micro, Inc. Class A (a)                         8,200                119
Inktomi Corp. (a)                                      2,000                 19
Integrated Silicon Solution, Inc. (a)                  7,200                100
Interactive Intelligence, Inc. (a)                     2,400                 26
International Rectifier Corp. (a)                        800                 27
Internet Security Systems, Inc. (a)                    6,980                339
Intersil Holding Corp. New (a)                        10,370                377
Interwoven, Inc. (a)                                  15,590                263
IntraNet Solutions, Inc. (a)                           2,000                 76
IONA Technologies PLC (a)                              4,100                158
Ixia New (a)                                           2,140                 41
Keithley Instruments, Inc.                             2,500                 53
KEMET Corp. (a)                                        6,300                125
L-3 Communications Holdings, Inc. (a)                    600                 46
Lantronix, Inc. New (a)                               13,600                140
Lattice Semiconductor Corp. (a)                        1,200                 29
Loral Space & Communications, Ltd. (a)                27,500                 77
Macrovision Corp. (a)                                    400                 27
Manugistics Group, Inc. (a)                            5,100                128
MatrixOne, Inc. (a)                                   16,400                380
Maxtor Corp. (a)                                      21,000                110
McDATA Corp. (a)                                       5,200                114
Mentor Graphics Corp. (a)                              3,800                 67
Mercury Interactive Corp. (a)                            800                 48
Metalink, Ltd. (a)                                     6,700                 47
Methode Electronics, Inc. Class A                      3,000                 26
Metromedia Fiber Network, Inc.
 Class A (a)                                          30,100                 61
Micrel, Inc. (a)                                         800                 26
Micromuse, Inc. (a)                                    9,380                263
Microsemi Corp. (a)                                    3,600                256
MSC. Software Corp. (a)                                2,200                 41
National Instruments Corp. (a)                         2,600                 84
Netegrity, Inc. (a)                                    7,200                216
NetIQ Corp. (a)                                        1,700                 53
Newport Corp.                                          2,100                 56
Optimal Robotics Corp. New (a)                         4,000                152
Parametric Technology Corp. (a)                        2,900                 41
Park Electrochemical Corp.                             2,700                 71
PEC Solutions, Inc. New (a)                            1,600                 35
Peregrine Systems, Inc. (a)                            1,000                 29

22  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Performance Technologies, Inc. (a)                       810                 12
PerkinElmer, Inc.                                      2,100                 58
Perot Systems Corp. Class A (a)                        3,200                 58
Pioneer-Standard Electronics, Inc.                     7,000                 90
Pivotal Corp. New (a)                                  4,500                 77
Pixelworks, Inc. New (a)                               5,500                197
PLATO Learning, Inc. (a)                                 540                 17
Precise Software Solutions, Ltd. (a)                   4,900                150
Proxim, Inc. (a)                                       2,800                 39
Quantum Corp. - DLT & Storage
 Systems (a)                                          20,300                205
Quest Software, Inc. (a)                               8,970                339
Register.com, Inc. New (a)                             6,600                102
Retek, Inc. (a)                                        7,700                369
Riverstone Networks, Inc. New (a)                      9,780                195
RSA Security, Inc. (a)                                   600                 19
Sabre Holdings Corp.                                   3,800                190
Sanchez Computer Associates, Inc.
 New (a)                                               1,790                 24
Sandisk Corp. (a)                                      1,000                 28
SBS Technologies, Inc. (a)                             2,600                 49
ScanSource, Inc. (a)                                     610                 29
Secure Computing Corp. (a)                             1,660                 26
Semtech Corp. (a)                                        700                 21
Sensormatic Electronics Corp. (a)                      9,000                153
SERENA Software, Inc. (a)                              1,000                 36
SmartForce PLC - ADR (a)                               2,500                 88
SonicWALL, Inc. New (a)                                5,300                134
Standard Microsystems Corp. (a)                        3,100                 55
Storage Technology Corp. (a)                           1,700                 23
Sybase, Inc. (a)                                       1,300                 21
Sykes Enterprises, Inc. (a)                            5,900                 65
Synopsys, Inc. (a)                                     3,000                145
Synplicity, Inc. New (a)                               2,120                 21
TALX Corp.                                               870                 35
Tekelec, Inc. (a)                                      6,090                165
TriQuint Semiconductor, Inc. (a)                         800                 18
Unigraphics Solutions, Inc. (a)                          800                 25
Unisys Corp. (a)                                      11,500                169
UNOVA, Inc. (a)                                       14,900                103
UTStarcom, Inc. (a)                                   11,700                273
ViaSat, Inc. (a)                                       5,100                122
Virata Corp. (a)                                       9,500                113
Vishay Intertechnology, Inc. (a)                      10,500                242
Xicor, Inc. (a)                                        5,000                 56
                                                               ----------------
                                                                         14,004
                                                               ----------------

UTILITIES - 6.5%
AGL Resources, Inc.                                    9,700                230
Allegheny Energy, Inc.                                 5,000                241
Alliant Energy Corp.                                   6,600                192
Avista Corp.                                           7,000                140
Black Hills Corp.                                      3,900                157
BroadWing, Inc. (a)                                    9,500                232
Cablevision Systems Corp. (Rainbow
 Media Group) (a)                                      2,700                 70
Cascade Natural Gas Corp.                             15,700                334
CenturyTel, Inc.                                       1,800                 55
Citizens Communications Co. (a)                        3,400                 41
Dobson Communications Corp. (a)                        7,200                123
DPL, Inc.                                              3,850                111
Energen Corp.                                          6,000                166
General Communication, Inc. Class A (a)                6,100                 74
Hawaiian Electric Industries, Inc.                     5,600                214
Idacorp, Inc.                                         15,800                551
Illuminet Holdings, Inc. (a)                           8,960                282
Kansas City Power & Light Co.                          6,300                155
Kinder Morgan, Inc.                                    4,000                201
MDU Resources Group, Inc.                              4,500                142
Metro One Telecommunications, Inc. (a)                 2,380                154
National Fuel Gas Co.                                    300                 16
New Jersey Resources Corp.                             1,400                 63
NiSource, Inc.                                         6,040                165
NSTAR                                                    800                 34
Otter Tail Power Co.                                     200                  6
Peoples Energy Corp.                                   4,200                169
Pinnacle West Capital Corp.                            2,000                 95
Potomac Electric Power Co.                             1,100                 23
PPL Corp.                                              4,060                223
Public Service Co. of New Mexico                      13,500                433
Puget Sound Energy, Inc.                               4,500                118
Questar Corp.                                          2,700                 67
SCANA Corp.                                            7,200                204
South Jersey Industries, Inc.                            600                 19
TECO Energy, Inc.                                      4,180                127
Telephone & Data Systems, Inc.                         1,800                196
Time Warner Telecom, Inc. Class A (a)                  1,400                 47
UIL Holdings Corp.                                     2,400                117
UniSource Energy Corp.                                18,200                418
UtiliCorp United, Inc.                                15,870                485
Western Resources, Inc.                               12,600                271
Western Wireless Corp. Class A (a)                       400                 17
Wisconsin Energy Corp.                                 1,000                 24
                                                               ----------------
                                                                          7,202
                                                               ----------------

TOTAL COMMON STOCKS
(cost $90,567)                                                          101,668
                                                               ----------------


                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
SHORT-TERM INVESTMENTS - 8.2%
Frank Russell Investment Company
Money Market Fund,
 due on demand (b)                                     8,103              8,103
United States Treasury Bills (c)(d)
  3.395% due 9/20/01                                   1,000                991
                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,095)                                                             9,094
                                                               ----------------

TOTAL INVESTMENTS - 100.1%
(identified cost $99,662)                                               110,762

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                               (161)
                                                               ----------------

NET ASSETS - 100.0%                                                     110,601
                                                               ================

(a)  Nonincome-producing security.

(b)  At amortized cost, which approximates market.

(c) Held as collateral in connection with futures contracts purchased by the Fund.

(d)  Rate noted is yield-to-maturity from date of acquisition.

(e)  Real Estate Investment Trust (REIT).

Abbreviations:

ADR - American Depositary Receipt


                                                                  UNREALIZED
                                                  NUMBER         APPRECIATION
                                                    OF          (DEPRECIATION)
                                                CONTRACTS            (000)
                                            ----------------   ----------------
FUTURES CONTRACTS
S&P 500 Index
 expiration date 09/01                                     8    $          (116)

Russell 2000(R) Index
 expiration date 09/01                                    26                 38
                                                                ---------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                            $           (78)
                                                                ===============


See accompanying notes which are an integral part of the financial statements.


24  Aggressive Equity Fund

Aggressive Equity Fund

Statement of Assets and Liabilities


Amounts in thousands (except per share amounts)        June 30, 2001 (Unaudited)

Assets
Investments at market (identified cost $99,662)..........................................   $   110,762
Receivables:
  Dividends..............................................................................           177
  Investments sold.......................................................................           600
  Fund shares sold.......................................................................             7
  Daily variation margin on futures contracts............................................           139
Deferred organization expenses...........................................................             1
Short-term investments held as collateral for securities loaned, at market...............           534
                                                                                            -----------
    Total assets.........................................................................       112,220

Liabilities
Payables:
  Investments purchased....................................................   $       776
  Fund shares redeemed.....................................................             9
  Accrued fees to affiliates...............................................           172
  Other accrued expenses...................................................           128
Payable upon return of securities loaned...................................           534
                                                                              -----------
    Total liabilities....................................................................         1,619
                                                                                            -----------
Net Assets...............................................................................   $   110,601
                                                                                            ===========
Net Assets Consist of:
Undistributed net investment income......................................................   $        19
Accumulated distributions in excess of net realized gain.................................       (13,705)
Unrealized appreciation (depreciation) on:
  Investments............................................................................        11,100
  Futures contracts......................................................................           (78)
Shares of beneficial interest............................................................            94
Additional paid-in capital...............................................................       113,171
                                                                                            -----------
Net Assets...............................................................................   $   110,601
                                                                                            ===========
Net Asset Value, offering and  redemption price per share:
  ($110,601,330 divided by 9,449,902 shares of $.01 par value
    shares of beneficial interest outstanding)...........................................   $     11.70
                                                                                            ===========


  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 25

Aggressive Equity Fund

Statement of Operations

Amounts in thousands                  Six Months Ended June 30, 2001 (Unaudited)

Investment Income
  Dividends..............................................................................   $       546
  Dividends from Money Market Fund.......................................................           128
  Interest...............................................................................            19
  Income from securities lending.........................................................             8
                                                                                            -----------
    Total investment income..............................................................           701

Expenses
  Management fees.........................................................    $       488
  Custodian fees..........................................................            149
  Transfer agent fees.....................................................              3
  Professional fees.......................................................             14
  Registration fees.......................................................              1
  Trustees' fees..........................................................              8
  Amortization of deferred organization expenses..........................              1
  Miscellaneous...........................................................             17
                                                                              -----------
  Expenses before reductions..............................................            681
  Expense reductions......................................................            (36)
                                                                              -----------
    Expenses, net........................................................................           645
                                                                                            -----------
Net investment income....................................................................            56
                                                                                            -----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments.............................................................         (5,272)
  Futures contracts.......................................................            247        (5,025)
                                                                              -----------
Net change in unrealized appreciation (depreciation) on:
  Investments.............................................................          5,100
  Futures contracts.......................................................           (261)        4,839
                                                                              -----------   -----------
Net realized and unrealized gain (loss)..................................................          (186)
                                                                                            -----------
Net increase (decrease) in net assets from operations....................................   $      (130)
                                                                                            ===========

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

Aggressive Equity Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                              Six Months Ended
                                                                                June 30, 2001        Year Ended
                                                                                 (Unaudited)     December 31, 2000
                                                                              ----------------   -----------------
Increase (Decrease) in Net Assets

Operations
  Net investment income...................................................    $             56   $             283
  Net realized gain (loss)................................................              (5,025)              1,683
  Net change in unrealized appreciation (depreciation)....................               4,839              (2,747)
                                                                              ----------------   -----------------
    Net increase (decrease) in net assets from operations.................                (130)               (781)
                                                                              ----------------   -----------------
Distributions
  From net investment income..............................................                 (37)               (395)
  From net realized gain..................................................                  --             (11,908)
                                                                              ----------------   -----------------
    Net decrease in net assets from distributions.........................                 (37)            (12,303)
                                                                              ----------------   -----------------
Share Transactions
  Net increase (decrease) in net assets from share transactions...........               4,103              20,599
                                                                              ----------------   -----------------
Total net increase (decrease) in net assets...............................               3,936               7,515

Net Assets
  Beginning of period.....................................................             106,665              99,150
                                                                              ----------------   -----------------
  End of period (including undistributed net investment income of
    $19 at June 30, 2001).................................................    $        110,601   $         106,665
                                                                              ================   =================


  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 27

Aggressive Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               Years Ended December 31,
                                                                      -----------------------------------------
                                                             2001*      2000       1999       1998      1997**
                                                           --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period....................   $  11.73   $  13.36   $  12.70   $  13.45   $  10.00
                                                           --------   --------   --------   --------   --------
Income From Operations
  Net investment income (a).............................        .01        .04        .05        .02        .04
  Net realized and unrealized gain (loss)...............       (.04)      (.16)       .71        .13       3.45
                                                           --------   --------   --------   --------   --------
    Total income from operations........................       (.03)      (.12)       .76        .15       3.49
                                                           --------   --------   --------   --------   --------
Distributions
  From net investment income............................         --       (.05)      (.04)      (.02)      (.04)
  From net realized gain................................         --      (1.46)      (.06)      (.88)        --
                                                           --------   --------   --------   --------   --------
    Total distributions.................................         --      (1.51)      (.10)      (.90)      (.04)
                                                           --------   --------   --------   --------   --------
Net Asset Value, End of Period..........................   $  11.70   $  11.73   $  13.36   $  12.70   $  13.45
                                                           ========   ========   ========   ========   ========
Total Return (%)(b).....................................       (.22)      (.66)      6.08       1.02      35.07

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)..............    110,601    106,665     99,150     24,607     15,372

  Ratios to average net assets (%)(c):
    Operating expenses, net..............................      1.25       1.25       1.25       1.25       1.25
    Operating expenses, gross............................      1.32       1.28       1.34       1.67       2.22
    Net investment income................................       .11        .27        .37        .19        .39

Portfolio turnover rate (%)..............................    107.25     203.48     111.46      79.88      91.56


*    For the six months ended June 30, 2001 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

28 Aggressive Equity Fund

NON-US FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2001 (Unaudited)


                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
COMMON STOCKS - 90.4%
AUSTRALIA - 2.2%
AMP, Ltd.                                             15,355                172
Australia & New Zealand Bank
 Group, Ltd.                                          14,100                122
Australian Gas & Light Co.                             3,300                 14
Australian Stock Exchange, Ltd.                        1,600                 12
BHP Billion, Ltd. (a)                                 49,046                266
Billabong International, Ltd.                          4,200                 11
Brambles Industries, Ltd.                              1,800                 44
Broken Hill Proprietary Co.                           46,049                244
Cable & Wireless Optus, Ltd. (a)                       7,900                 15
Coca Cola Amatil, Ltd.                                10,600                 26
Commonwealth Bank of Australia                        14,400                251
CSR, Ltd.                                             20,998                 76
Foster's Brewing Group, Ltd.                          74,800                209
Goodman Fielder Wattie                               280,271                168
Leighton Holdings, Ltd. Class A                        4,600                 20
Mayne Nickless, Ltd.                                   6,100                 20
National Australia Bank, Ltd.                         51,259                916
News Corp., Ltd.                                      13,600                125
QBE Insurance Group                                    4,100                 25
Rio Tinto, Ltd.                                        1,300                 23
Santos, Ltd.                                         140,200                464
Suncorp-Metway, Ltd.                                   1,300                 10
Tabcorp Holdings, Ltd.                                 6,200                 30
Telstra Corp., Ltd.                                   70,662                194
Wesfarmers, Ltd.                                       1,700                 24
Westfield Holdings, Ltd.                               1,700                 12
Westpac Banking Corp.                                  9,900                 73
WMC, Ltd.                                              9,613                 46
                                                               ----------------
                                                                          3,612
                                                               ----------------

BELGIUM - 0.5%
Dexia (a)                                             40,010                633
Interbrew                                              8,287                222
                                                               ----------------
                                                                            855
                                                               ----------------
CANADA - 2.4%
Alberta Energy Co., Ltd.                               2,800                115
Alcan Aluminum, Ltd.                                   4,660                196
Anderson Exploration, Ltd. (a)                           730                 16
Ballard Power Systems, Inc. (a)                          510                 24
Bank of Montreal                                       3,160                 81
Bank of Nova Scotia                                    3,350                100
Barrick Gold Corp.                                     2,430                 37
BCE, Inc.                                              8,801                236
Biovail Corp. (a)                                      1,070                 47
Bombardier, Inc. Class B                              18,190                273
Brascan Corp.                                          1,010                 17
C.I. Fund Management, Inc.                             1,190                 10
CAE, Inc.                                              3,180                 62
Canadian Imperial Bank of Commerce                     2,460                 84
Canadian Natural Resources, Ltd.                         840                 25
Canadian Pacific, Ltd.                                 5,320                206
Canadian Tire Corp. Class A                              750                 13
Celestica, Inc. (a)                                    3,650                153
CGI Group, Inc. Class A (a)                            3,900                 22
Cominco Fertilizers, Ltd.                                620                 11
Dofasco, Inc.                                          1,420                 23
Enbridge, Inc.                                           940                 26
Ensign Resource Service Group, Inc.                    1,500                 15
Fairfax Financial Holdings, Ltd. (a)                      80                 12
George Weston, Ltd.                                    2,210                128
Hudson's Bay Co.                                       1,040                 11
Imperial Oil, Ltd.                                     4,730                121
Magna International, Inc. Class A                      2,920                179
Manulife Financial Corp.                               2,951                 82
Molson Cos., Ltd. Class A                                720                 23
National Bank of Canada                                  990                 19
Nexen, Inc.                                              480                 12
Noranda, Inc.                                          1,050                 11
Nortel Networks Corp.                                 28,499                262
Petro-Canada                                           5,140                122
Placer Dome, Inc.                                      2,080                 20
Power Corp. of Canada                                  1,170                 27
Precision Drilling Corp. (a)                             260                  8
QLT PhotoTherapeutics, Inc. (a)                          320                  6
Rogers Communications, Inc. Class B                    1,180                 18
Royal Bank of Canada                                  12,760                408
SNC-Lavalin Group, Inc.                                1,790                 24
Stelco, Inc. Class A                                   7,390                 22
Sun Life Financial Services, Inc.                      2,570                 61
Suncor, Inc.                                           2,260                 57
Talisman Energy, Inc.                                    840                 32
TD Waterhouse Group, Inc. (a)                          2,500                 26
Thomson Corp. (The)                                    7,590                257
TransAlta Corp.                                        8,370                148
TransCanada Pipelines, Ltd.                            2,660                 34
Westcoast Energy, Inc.                                   750                 19
                                                               ----------------
                                                                          3,941
                                                               ----------------

                                                                  Non-US Fund 29

NON-US FUND

                                                       June 30, 2001 (Unaudited)


                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
DENMARK - 0.4%
ISS AS (a)                                             7,800                457
Novo Nordisk AS Series B (a)                           5,300                235
                                                               ----------------
                                                                            692
                                                               ----------------

FINLAND - 1.0%
Kesko Oyj                                             24,648                177
Nokia Oyj                                             30,584                694
Sampo Insurance Co., Ltd. Series A                    52,600                448
Sonera Group Oyj                                       8,400                 66
UPM-Kymmene Oyj                                        9,000                254
                                                               ----------------
                                                                          1,639
                                                               ----------------
FRANCE - 9.9%
Alstom                                                36,262              1,010
Assurances Generales de France                         6,074                338
Banque Nationale Paris                                17,497              1,524
Bongrain SA                                            6,472                251
Carrefour SA                                          14,480                767
Castorama Dubois                                         650                140
Compagnie de Saint Gobain                              2,050                279
Credit Lyonnais                                        3,900                141
European Aeronautic Defence
 and Space Co.                                        30,349                559
Groupe Air France                                     17,784                286
Groupe Danone                                          1,725                237
L'Air Liquide SA                                       1,132                163
Lafarge SA                                             1,624                139
Lagardere S.C.A.                                       2,256                106
Michelin (Cie Gen) Class B                            16,523                523
Orange SA (a)                                         14,023                114
PSA Peugeot Citreon                                      571                155
Rhone-Poulenc SA Class A - ADR                        26,891              2,149
Sanofi-Synthelabo SA                                  12,436                817
Schneider Electric SA                                  1,859                103
Societe Generale Series A                              7,404                439
Suez SA (a)                                           27,344                881
TotalFinaElf SA - ADR                                 10,816                759
TotalFinaElf SA Class B                               14,895              2,088
Usinor SA                                             22,522                236
Valeo SA                                               6,389                258
Vivendi Environment                                   13,757                580
Vivendi Universal SA                                  19,993              1,167
                                                               ----------------
                                                                         16,209
                                                               ----------------

GERMANY - 7.1%
Allianz AG (Regd)                                      3,872              1,131
BASF AG                                               10,815                427
Bayer AG                                              27,222              1,069
Bayerische Hypo - und Vereinsbank AG                   8,576                424
Bayerische Motoren Werke AG                            4,500                149
Commerzbank AG                                        27,128                687
DaimlerChrysler AG                                     9,872                454
Deutsche Bank AG                                       8,800                631
Deutsche Boerse AG                                       574                 20
Deutsche Lufthansa AG                                 20,113                317
Deutsche Post AG New                                  38,190                612
Deutsche Telekom AG                                   11,488                262
Dresdner Bank AG                                       4,599                210
E.On AG                                               28,396              1,491
Merck KGAA                                             7,730                269
Metallgesellschaft AG                                 17,340                177
Muenchener Rueckversicherungs-
 Gesellschaft AG                                       4,822              1,345
SAP AG                                                 1,400                194
Schering AG                                           12,349                649
Siemens AG                                             4,335                266
Software AG                                            5,267                346
Volkswagen AG                                          8,360                394
                                                               ----------------
                                                                         11,524
                                                               ----------------




GREECE - 0.3%
Hellenic Telecommunication
 Organization SA - ADR                                72,905                467
                                                               ----------------
HONG KONG - 2.0%
Asia Satellite Telecommunications
 Holdings, Ltd.                                        5,000                  9
Cheung Kong Holdings, Ltd.                             9,598                105
China Mobile (Hong Kong), Ltd. (a)                    14,000                 74
Citic Pacific, Ltd.                                    3,000                  9
CLP Holdings, Ltd.                                     9,700                 41
CNOOC, Ltd. (a)                                       17,000                 16
Dairy Farm International Holdings, Ltd. (a)           18,000                 13
Esprit Holdings, Ltd.                                 16,000                 18
Guoco Group, Ltd.                                      2,000                 12
Hang Seng Bank                                        12,300                126
Henderson Land Development Co., Ltd.                  10,000                 44
Hong Kong & China Gas Co., Ltd.                       37,400                 47
Hong Kong Electric Holding, Ltd.                     140,148                539
Hong Kong Exchanges & Clearing Ltd.                  166,000                296
Hong Kong Land Holdings,
 LTD. - ADR (a)                                        5,000                  9
Hutchison Whampoa, Ltd.                               51,792                523
JCG Holdings, Ltd.                                    26,000                 16
Johnson Electric Holdings, Ltd.                       18,500                 25
Li & Fung, Ltd.                                       10,000                 16
MTR Corporation, Ltd.                                 33,000                 56
Pacific Century CyberWorks, Ltd. (a)                  40,000                 11

30  Non-US Fund

NON-US FUND

                                                       June 30, 2001 (Unaudited)


                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   ----------------
Sun Hung Kai Properties, Ltd.                         94,000                847
Swire Pacific, Ltd. Class A                           76,500                396
Television Broadcast                                   6,000                 25
Wharf Holdings                                        13,000                 27
Wing Hang Bank, Ltd.                                   5,000                 19
                                                               ----------------
                                                                          3,319
                                                               ----------------
IRELAND - 0.7%
Bank of Ireland                                       99,812                990
CRH PLC                                               13,200                224
                                                               ----------------
                                                                          1,214
                                                               ----------------
ITALY - 4.7%
Assicurazioni Generali SPA                             6,600                199
Autostrade SPA                                        15,025                 98
Banca Nazionale del Lavoro                           195,973                614
Banca Popolare di Bergamo CV                          19,492                320
Bulgari SPA                                           20,700                217
Enel SPA                                              25,500                 78
ENI SPA (a)                                          184,498              2,251
Fiat SPA                                              13,453                263
Finmeccanica SPA (a)                                 590,350                536
Italgas SPA                                           18,300                161
Mediaset SPA                                          62,993                531
Mediolanum SPA                                        22,066                223
San Paolo - IMI SPA                                   35,265                452
Telecom Italia Mobile SPA                             59,192                302
Telecom Italia SPA                                    19,191                172
Telecom Italia SPA RNC                               234,962              1,123
Unicredito Italiano SPA                               42,897                185
                                                               ----------------
                                                                          7,725
                                                               ----------------
JAPAN - 20.6%
77th Bank, Ltd. (The)                                 69,000                390
AIFUL Corp.                                            6,550                591
Ajinomoto Co., Inc.                                    4,000                 43
Alps Electric Co.                                      7,000                 65
Aoyama Trading Co.                                     1,500                 20
Asahi Breweries                                       14,000                157
Asahi Chemical Industrial                             26,000                109
Bridgestone Tire Corp.                                52,000                544
Canon, Inc.                                           42,000              1,697
Capcom Co.                                             1,600                 55
Central Glass Co., Ltd.                                9,000                 50
Cosmo Oil Co.                                         17,000                 42
Credit Saison Co.                                     43,500              1,057
CSK Corp., Ltd.                                        2,100                 65
Dai Ichi Pharmaceutical Co.                            3,000                 69
Dai-Tokyo Fire & Marine                               77,000                256
Dainippon Pharmaceutical Co., Ltd.                     3,000                 41
Daiwa Securities Group, Inc.                          21,000                220
DDI Corp.                                                  5                 23
Dowa Mining Co.                                       18,000                 87
Fanuc Co.                                                800                 40
Fuji Machine Manufacturing Co.                        13,600                249
Fuji Photo Film Co.                                    6,000                259
Fujisawa Pharmaceutical                                2,000                 45
Fujitsu, Ltd.                                         40,000                420
Funai Electric Co., Ltd.                                 600                 42
Gunze, Ltd.                                           16,000                 64
Hino Motors, Ltd. (a)                                 13,000                 61
Hitachi Chemical Co., Ltd.                             6,500                 84
Hitachi Software Engineering Co., Ltd.                   300                 16
Hitachi, Ltd.                                         25,000                246
Honda Motor Co., Ltd.                                 17,000                747
Hosiden Electronics                                    2,000                 37
Hoya Corp.                                             2,000                127
Ines Corp.                                             2,100                 21
Ishikawajima-Harima Heavy Industries                  33,000                 82
Ito Yokado Co., Ltd.                                   3,000                138
Itochu Corp.                                          36,000                146
JAFCO Co., Ltd.                                          600                 57
Japan Synthetic Rubber                                 9,000                 68
JGC Corp.                                             10,000                 83
Kao Corp.                                             21,000                522
Kawasaki Steel Corp.                                  88,000                104
Keyence Corp.                                            100                 20
Kobayashi Pharmaceutical Co., Ltd.                       800                 39
Konami Co., Ltd.                                      10,400                475
Konica Corp.                                           9,000                 66
Kubota Corp.                                          17,000                 68
Kuraray Co., Ltd.                                     10,000                 74
Kyocera Corp.                                          4,200                370
Lawson, Inc.                                          11,600                428
Mabuchi Motor Co., Ltd.                                7,000                717
MACNICA, Inc.                                            200                 11
Marubeni Corp. (a)                                   247,000                475
Marui Co., Ltd.                                        4,000                 58
Matsumotokiyoshi                                      14,400                555
Matsushita Electric Industrial Co., Ltd.              17,000                266
Max Co.                                                2,000                 22
Meiji Seika Kaisha                                     2,000                 11
Minebea Co., Ltd.                                     70,000                461
Mitsubishi Chemical                                   61,000                163
Mitsubishi Corp.                                      26,000                210
Mitsubishi Electric Corp.                             13,000                 64
Mitsubishi Estate Co., Ltd.                           15,000                138
Mitsubishi Heavy Industries                           17,000                 78
Mitsubishi Tokyo Financial Group, Inc. (a)                40                334
Mitsui & Co., Ltd.                                    13,000                 87
Mitsui Mining & Smelting                              17,000                 75
Mitsui O.S.K. Lines                                   26,000                 76

                                                                  Non-US Fund 31

NON-US FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   -----------------
Mitsumi Electric Co., Ltd.                             5,000                  93
Mizuho Holdings, Inc.                                    176                 819
Murata Manufacturing Co., Ltd.                         6,900                 459
Namco                                                  2,700                  48
NEC Corp.                                             20,000                 270
NGK Insulators, Ltd.                                   6,000                  53
Nichicon Corp.                                         3,100                  40
NIDEC Corp.                                              900                  47
Nikko Securities Co., Ltd.                            14,000                 112
Nintendo Co., Ltd.                                     2,100                 382
Nippon Comsys Corp.                                    5,000                  68
Nippon Express Co., Ltd.                             163,000                 736
Nippon Foundry, Inc. (a)                                   4                  27
Nippon Meat Packers, Inc.                              7,000                  85
Nippon Sheet Glass Co., Ltd.                           6,000                  35
Nippon Telegraph & Telephone Corp.                        99                 516
Nippon Yusen                                          26,000                 103
Nishimatsu Construction                               91,000                 352
Nissan Chemical Industries, Ltd.                      14,000                 116
Nissan Motor Co., Ltd.                               236,000               1,629
Nitto Denko Corp.                                      2,000                  58
NOK Corp.                                              7,000                  45
Nomura Securities Co., Ltd.                           57,000               1,092
NTT Mobile Communication Network, Inc.                    65               1,131
Oki Electric Industries                               14,000                  68
Omron Corp.                                            2,000                  36
Orix Corp.                                             1,800                 175
Pioneer Corp.                                          1,000                  30
Promise Co., Ltd.                                        500                  41
Ricoh Co., Ltd.                                       14,000                 302
Rinnai Corp.                                          29,100                 567
Rohm Co.                                               6,300                 979
Sankyo Co., Ltd.                                      32,000                 577
Sankyo Co., Ltd. GUNMA                                 1,100                  31
Sekisui House, Ltd.                                    8,000                  68
Seven-Eleven Japan Co., Ltd.                           1,000                  39
Sharp Corp.                                           37,000                 504
Shimachu Co., Ltd.                                     2,500                  37
Shin-Etsu Chemical Co., Ltd.                          29,000               1,065
Shohkoh Fund & Co., Ltd.                               1,260                 206
SMC Corp.                                                800                  86
Snow Brand Milk Products Co., Ltd.                    11,000                  36
Softbank Corp.                                           600                  20
Sony Corp.                                             8,500                 559
Stanley Electric                                      13,000                 121
Sumisho Lease Co., Ltd.                                1,000                  16
Sumitomo Bakelite Co., Ltd.                            7,000                  53
Sumitomo Bank                                         46,000                 380
Sumitomo Electric Industries, Ltd.                     4,000                  45
Sumitomo Trust & Banking                              37,000                 233
Suruga Bank, Ltd.                                      8,000                  67
Taisho Pharmaceutical Co., Ltd.                       11,000                 207
Takeda Chemical Industries                            11,000                 512
Takefuji Corp.                                         2,300                 209
TDK Corp.                                              6,400                 298
Teijin, Ltd.                                           7,000                  39
Terumo Corp.                                           2,800                  51
THK Co., Ltd.                                          3,500                  66
Tokio Marine & Fire Insurance Co.                     14,000                 131
Tokyo Electric Power                                   4,500                 117
Tokyo Electron, Ltd.                                   1,400                  85
Tokyo Gas Co.                                         54,000                 164
Toshiba Corp.                                         19,000                 100
Tostem Corp.                                           8,000                 132
Toyoda Automatic Loom                                  1,000                  20
Toyoda Gosei Co., Ltd.                                 4,000                  76
Toyota Motor Corp.                                    28,800               1,014
UFJ Holdings, Inc. (a)                                     7                  38
Uni-Charm Corp.                                        1,400                  45
West Japan Railway Co.                                    37                 201
World Co., Ltd.                                        1,500                  48
Yakult Honsha Co., Ltd.                                8,000                  87
Yamanouchi Pharmaceutical                             20,000                 562
Yamato Transport                                       2,000                  43
Yokogawa Electric Co.                                  9,000                  81
                                                               -----------------
                                                                          33,563
                                                               -----------------

NETHERLANDS - 6.7%
ABN Amro Holding NV                                   40,872                 769
AKZO Nobel NV                                         10,563                 448
ASM Lithography Holding NV (a)                         4,000                  90
Buhrmann NV                                           32,661                 308
Fortis (NL) NV                                        32,020                 779
Getronics (a)                                         15,380                  64
Heineken (a)                                           4,875                 197
Heineken Holding (a)                                   2,000                  61
Hunter Douglas                                        15,451                 433
ING Groep NV                                          16,657               1,090
Koninklijke (Royal) Philips Electronics               44,574               1,181
Koninklijke Ahold NV                                  38,114               1,195
Koninklijke KPN NV                                    91,390                 519
Koninklijke Numico                                    15,100                 580
Royal Dutch Petroleum Co.                              6,259                 361
Stork NV                                              26,438                 289
TNT Post Group NV                                      8,452                 177
Unilever NV                                           16,502                 990


32 Non-US Fund

NON-US FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   -----------------
Vedior NV                                             32,572                 295
Verenigde Nederlandse Uitgeversbedrijven
 VNU NV                                               20,279                 687
Wolters Kluwer NV                                     16,133                 433
                                                               -----------------
                                                                          10,946
                                                               -----------------

NEW ZEALAND - 0.2%
Telecom Corp. of New Zealand, Ltd.                   128,316                 293
Warehouse Group, Ltd. (The)                            4,100                   9
                                                               -----------------
                                                                             302
                                                               -----------------

NORWAY - 0.6%
Den Norske Creditbank ASA                             53,100                 231
Norsk Hydro AS                                         5,000                 212
Statoil ASA (a)                                       25,660                 190
Telenor AS                                            32,387                 133
Tomra Systems ASA                                     10,700                 168
                                                               -----------------
                                                                             934
                                                               -----------------

PORTUGAL - 0.5%
Electricidade de Portugal SA                         127,580                 305
Portgal Telecom, SGPS, SA 2001 Rights (a)             60,162                   8
Portugal Telecom SA                                   60,162                 420
Telecel - Comunicacoes Pessoais SA (a)                 9,200                  75
                                                               -----------------
                                                                             808
                                                               -----------------

SINGAPORE - 1.2%
Capitaland, Ltd.                                       8,000                  11
Chartered Semiconductor Manufacturing,
 Ltd. (a)                                             20,000                  50
City Developments                                     19,000                  74
Creative Technology, Ltd.                             24,950                 211
Datacraft Asia, Ltd. (a)                               6,000                  24
DBS Group Holdings, Ltd.                             155,000               1,140
Oversea-Chinese Banking Corp., Ltd.                   26,000                 170
Overseas Union Bank                                   13,000                  67
Singapore Airlines, Ltd. (Alien Market)               11,000                  76
Singapore Press Holdings, Ltd.                         8,949                  98
Singapore Technologies Engineering, Ltd.              23,000                  33
Singapore Telecommunications, Ltd.                    19,000                  20
United Overseas Bank, Ltd.                             7,000                  44
                                                               -----------------
                                                                           2,018
                                                               -----------------

SPAIN - 3.0%
Acerinox SA                                            3,700                 103
Altadis SA                                            39,200                 559
Banco Bilbao Vizcaya SA                               21,037                 272
Banco Popular Espanol SA                              13,407                 469
Banco Santander Central Hispano SA                    41,000                 372
Centros Commerciales Pryca SA                          8,900                 119
Endesa SA                                             54,602                 872
Iberdrola SA                                           8,184                 105
Repsol SA - ADR                                       47,639                 794
Repsol YPF SA                                         16,768                 277
Telefonica SA (a)                                     71,788                 886
                                                               -----------------
                                                                           4,828
                                                               -----------------

SWEDEN - 1.4%
Assa Abloy AB Series B                                31,300                 448
Autoliv, Inc.                                         30,761                 529
Investor AB Class B                                   19,900                 253
Stora Enso Oyj Class R                                18,545                 195
Svenska Handelsbanken AB Series A                     15,400                 220
Swedish Match Co.                                     27,200                 128
Telefonaktiebolaget LM Ericsson AB Series B           87,240                 478
                                                               -----------------
                                                                           2,251
                                                               -----------------

SWITZERLAND - 4.9%
Barry Callebaut AG (Regd)                              2,913                 344
Clariant AG (a)                                       16,300                 392
Credit Suisse Group (Regd)                               991                 163
Forbo Holding AG                                         326                 138
Givaudan AG (Regd)                                     1,190                 330
Kuoni Reisen AG Series B                                 209                  81
Nestle SA (a)                                          4,746               1,009
Novartis AG (a)                                       44,647               1,617
Richemont Series A                                        83                 213
Schweiz Ruckversicher (Regd)                              74                 148
SGS Holding (Regd)                                       515                  93
Swatch Group (The) AG                                     77                  77
Swisscom AG                                            2,127                 507
UBS AG (Regd)                                         10,688               1,532
Zurich Financial Services AG                           3,793               1,294
                                                               -----------------
                                                                           7,938
                                                               -----------------

UNITED KINGDOM - 20.1%
3i Group PLC                                          36,669                 550
Allied Domecq PLC                                     90,900                 567
Amvescap PLC                                           3,114                  54
Anglo American PLC                                     8,800                 132
ARM Holdings PLC (a)                                  11,400                  43
AstraZeneca PLC                                        4,900                 227
BAE Systems PLC                                      319,486               1,532
Bank of Scotland Governor & Co. PLC                   27,600                 312
Barclays PLC                                          55,665               1,709
BBA Group PLC                                         45,600                 161
BG Group PLC                                          93,388                 369
BOC Group PLC                                         41,732                 611
BP Amoco PLC                                         197,309               1,624
British Airways PLC                                   34,498                 167

                                                                  Non-US Fund 33

NON-US FUND

                                                       June 30, 2001 (Unaudited)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                            ----------------   -----------------
British American Tobacco PLC                           9,611                  73
British Sky Broadcasting Group PLC (a)                10,627                 102
British Telecommunications PLC (a)                    24,696                 155
British Telecommunications PLC                        82,327                 518
Bunzl PLC                                            136,682                 935
Cadbury Schweppes PLC                                 14,400                  97
Canary Wharf Finance Group PLC (a)                     8,500                  66
COLT Telecom Group PLC (a)                            17,730                 123
Compass Group PLC (a)                                 64,381                 516
Computacenter PLC                                     14,400                  64
Corus Group PLC                                       45,500                  39
Diageo PLC                                           130,384               1,432
Dixons Group PLC (a)                                  16,980                  56
Energis PLC (a)                                       14,400                  38
Enterprise Oil PLC                                    71,000                 592
Gallaher Group PLC                                     8,452                  53
GlaxoSmithKline PLC                                   74,486               2,098
Granada Compass PLC                                  117,592                 247
Great Universal Stores PLC                             7,383                  63
Halifax PLC                                           14,100                 163
Hanson PLC                                            13,291                  98
HSBC Holdings PLC                                    115,160               1,365
Jazztel PLC (a)                                        3,700                  22
Johnson Matthey PLC                                    4,262                  64
Legal & General Group PLC                             48,806                 111
Lloyds TSB Group PLC                                  57,832                 579
Logica PLC                                             3,022                  37
Marconi PLC                                            9,300                  33
Marks & Spencer PLC                                  140,410                 518
Morgan Crucible Co. PLC                              160,136                 722
National Grid Group PLC                               32,700                 241
National Power PLC                                    11,542                  49
Next PLC                                               3,400                  45
Nycomed Amersham PLC                                  12,969                  94
P&O Princess Cruises PLC New                          15,951                  83
Pearson PLC                                            4,690                  77
PowerGen PLC                                          21,821                 221
Prudential PLC                                        37,956                 460
Railtrack Group PLC                                   43,978                 207
Reckitt Benckiser PLC                                  9,804                 142
Reed International PLC                               114,395               1,015
Reuters Group PLC                                     19,296                 251
Rexam PLC                                            159,804                 695
Rio Tinto Corp. PLC (Regd)                            32,835                 584
Royal & Sun Alliance Insurance Group PLC             152,432               1,148
Royal Bank of Scotland Group PLC                      16,162                 357
Safeway PLC                                           67,646                 384
Sage Group PLC (The)                                   9,587                  34
Scottish & Southern Energy PLC                        61,595                 581
ScottishPower PLC                                     19,502                 144
Severn Trent PLC                                       7,885                  83
Shell Transport & Trading Co. PLC                    120,300               1,001
Smiths Industries PLC                                  6,464                  75
Somerfield PLC                                        64,693                 120
Tesco Store Holdings PLC                              56,264                 203
Tomkins PLC                                           63,969                 165
Unilever PLC                                         178,680               1,507
United Business Media PLC (a)                          6,261                  51
Vodafone Group PLC                                   947,903               2,104
Wolseley PLC                                          93,715                 702
WPP Group PLC                                         23,200                 230
Zeneca Group PLC                                      15,572                 728
                                                               -----------------
                                                                          32,818
                                                               -----------------

TOTAL COMMON STOCKS
(cost $156,412)                                                          147,603
                                                               -----------------

PREFERRED STOCKS - 0.7%
AUSTRALIA - 0.2%
News Corp., Ltd.                                      29,700                 239
                                                               -----------------

GERMANY - 0.5%
Hugo Boss AG                                           1,000                 279
Marschollek, Lautenschlaeger und Partner AG              700                  78
ProSieben Sat.1 Media AG                              10,200                 148
Wella AG                                               6,900                 336
                                                               -----------------
                                                                             841
                                                               -----------------

TOTAL PREFERRED STOCKS
(cost $1,033)                                                              1,080
                                                               -----------------

34  Non-US Fund

NON-US FUND

                                                       June 30, 2001 (Unaudited)


                                               PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                                  $                    $
                                           ----------------    -----------------
SHORT-TERM INVESTMENTS - 7.2%
UNITED STATES - 7.2%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                                   10,308               10,308
United States Treasury Bills
  3.390% due 09/20/01 (c)(d)                          1,489                1,489
                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,797)                                                            11,797
                                                                ----------------

TOTAL INVESTMENTS - 98.3%
(identified cost $169,242)                                               160,480

OTHER ASSETS AND LIABILITIES,
NET - 1.7%                                                                 2,757
                                                                ----------------

NET ASSETS - 100.0%                                                      163,237
                                                                ================

                                                                   UNREALIZED
                                                   NUMBER         APPRECIATION
                                                     OF          (DEPRECIATION)
FUTURES CONTRACTS                                CONTRACTS           (000)
                                            ----------------   ----------------
TOPIX Index (Japan) expiration
 date 09/01                                               32   $             30

FTSE - 100 Index (UK) expiration
 date 09/01                                               42               (121)

CAC - 40 Index (France) expiration
 date 09/01                                               33                 26

DAX Index (Germany) expiration
 date 09/01                                                8                (41)

EUR STOXX 50 Index (EMU) expiration
 date 09/01                                               67                (35)
                                                               ----------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                           $           (141)
                                                               ================

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt

Foreign Currency Abbreviations:
AUD - Australian dollar
CHF - Swiss franc
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 35

NON-US FUND

                                                       June 30, 2001 (Unaudited)

                                                                      MARKET
                                                    % OF               VALUE
                                                    NET                (000)
INDUSTRY DIVERSIFICATION                           ASSETS                $
                                                   ------             ------
Auto & Transportation                                 6.5%             10,636
Consumer Discretionary                                9.7              15,761
Consumer Staples                                      7.7              12,599
Financial Services                                   22.4              36,539
Health Care                                           6.0               9,828
Integrated Oils                                       4.3               7,076
Materials & Processing                               10.0              16,319
Miscellaneous                                         0.4                 648
Other Energy                                          3.0               4,802
Producer Durables                                     6.3              10,281
Technology                                            3.9               6,417
Utilities                                            10.9              17,777
Short-Term Investments                                7.2              11,797
                                                    -----             -------
Total Investments                                    98.3             160,480
Other Assets and Liabilities, Net                     1.7               2,757
                                                    -----             -------
NET ASSETS                                          100.0%            163,237
                                                    =====             =======


                                                                       MARKET
                                                    % OF                VALUE
                                                     NET                (000)
GEOGRAPHIC DIVERSIFICATION                         ASSETS                 $
                                                   ------              ------
Europe                                               42.2%             68,872
Japan                                                20.6              33,563
Pacific Basin                                         5.8               9,489
United Kingdom                                       20.1              32,818
Other                                                 2.4               3,941
Short-Term Investments                                7.2              11,797
                                                    -----             -------
Total Investments                                    98.3             160,480
Other Assets and Liabilities, Net                     1.7               2,757
                                                    -----             -------
NET ASSETS                                          100.0%            163,237
                                                    =====             =======


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                        UNREALIZED
  CONTRACTS TO      IN EXCHANGE                        APPRECIATION
     DELIVER             FOR          SETTLEMENT      (DEPRECIATION)
      (000)             (000)            DATE              (000)
  ------------      -------------     ----------      --------------
  USD       46      AUD        90      07/03/01        $         --
  USD       12      AUD        24      07/03/01                  --
  USD       55      CHF        99      07/03/01                  --
  USD        3      EUR         4      07/03/01                  --
  USD       54      EUR        64      07/03/01                  --
  USD       28      EUR        33      07/03/01                  --
  USD       25      GBP        18      07/03/01                  --
  USD       54      GBP        38      07/03/01                  (1)
  USD       40      GBP        28      07/03/01                  --
  USD       54      GBP        38      07/03/01                  --
  USD       11      GBP         8      07/03/01                  --
  USD       50      HKD       391      07/03/01                  --
  USD       37      JPY         5      07/03/01                  --
  USD      345      JPY        43      07/03/01                  --
  AUD       19      USD         9      07/03/01                  --
  EUR       32      USD        27      07/03/01                  --
  EUR      315      USD       265      07/03/01                  (1)
  EUR      207      USD       175      07/03/01                  (1)
  HKD        4      USD         1      07/03/01                  --
  HKD       13      USD         2      07/03/01                  --
  JPY      500      USD         4      07/03/01                  --
  JPY       86      USD         1      07/03/01                  --
  JPY      569      USD         5      07/03/01                  --
                                                       ------------
                                                       $         (3)
                                                       ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                        UNREALIZED
  CONTRACTS TO      IN EXCHANGE                        APPRECIATION
     DELIVER             FOR          SETTLEMENT      (DEPRECIATION)
      (000)             (000)            DATE              (000)
  ------------      -------------     ----------      --------------
   USD   4,257      EUR     4,950       09/19/01       $         --
   USD     344      GBP       250       09/19/01                 --
   USD   2,936      GBP     2,100       09/19/01                 --
   USD   2,662      JPY   325,000       09/19/01                 --
   USD     405      JPY    50,000       09/19/01                 --
                                                       ------------
                                                       $         --
                                                       ============

See accompanying notes which are an integral part of the financial statements.

Non-US Fund 36

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $169,242)..................................   $ 160,480
Foreign currency holdings (identified cost $3,075)................................       3,026
Receivables:
  Dividends and interest..........................................................         299
  Investments sold................................................................         857
  Fund shares sold................................................................         148
  Foreign taxes recoverable.......................................................         220
  Daily variation margin on futures contracts.....................................         112
Deferred organization expenses....................................................           1
                                                                                     ---------
      Total assets................................................................     165,143

LIABILITIES
Payables:
  Investments purchased................................................  $ 1,386
  Fund shares redeemed.................................................        3
  Accrued fees to affiliates...........................................      239
  Other accrued expenses...............................................      275
Unrealized depreciation on foreign currency exchange spot contracts....        3
                                                                         -------

      Total liabilities...........................................................       1,906
                                                                                     ---------
NET ASSETS........................................................................   $ 163,237
                                                                                     =========

NET ASSETS CONSIST OF:
Undistributed net investment income...............................................   $     277
Accumulated net realized gain (loss)..............................................     (28,509)
Unrealized appreciation (depreciation) on:
  Investment......................................................................      (8,762)
  Futures contracts...............................................................        (141)
  Foreign currency-related transactions...........................................         (64)
Shares of beneficial interest.....................................................         171
Additional paid-in capital........................................................     200,315
                                                                                     ---------
NET ASSETS........................................................................   $ 163,237
                                                                                     =========
NET ASSET VALUE, offering and redemption price per share:
  ($163,237,253 divided by 17,063,975 shares of $.01 par
     value shares of beneficial interest outstanding).............................   $    9.57
                                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 37

NON-US FUND

STATEMENT OF OPERATIONS


Amounts in thousands                  Six Months Ended June 30, 2001 (Unaudited)


INVESTMENT INCOME
  Dividends.....................................................................    $  2,192
  Dividends from Money Market Fund..............................................         203
  Interest......................................................................          46
  Less foreign taxes withheld...................................................        (277)
                                                                                    --------
     Total investment income....................................................       2,164

EXPENSES
  Management fees......................................................  $   795
  Custodian fees.......................................................      338
  Transfer agent fees..................................................        3
  Professional fees....................................................       21
  Registration fees....................................................        1
  Trustees' fees.......................................................        8
  Amortization of deferred organization expenses.......................        1
  Miscellaneous........................................................       17
                                                                         -------
  Expenses before reductions...........................................    1,184
  Expense reductions...................................................      (90)
                                                                         -------

     Expenses, net.............................................................        1,094
                                                                                    --------
Net investment income..........................................................        1,070
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments..........................................................  (14,559)
  Futures contracts....................................................     (350)
  Foreign currency-related transactions................................     (408)    (15,317)
                                                                         -------
Net change in unrealized appreciation (depreciation) on:
  Investments.........................................................   (11,937)
  Futures contracts...................................................       213
  Foreign currency-related transactions...............................      (535)    (12,259)
                                                                         -------    --------
Net realized and unrealized gain (loss)........................................      (27,576)
                                                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..........................     $(26,506)
                                                                                    ========


See accompanying notes which are an integral part of the financial statements.

38  Non-US Fund

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2001     YEAR ENDED
                                                                                         (UNAUDITED)    DECEMBER 31, 2000
                                                                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income..................................................................   $  1,070       $  1,531
  Net realized gain (loss)...............................................................    (15,317)        (2,982)
  Net change in unrealized appreciation (depreciation)...................................    (12,259)       (28,665)
                                                                                            --------       --------
    Net increase (decrease) in net assets from operations................................    (26,506)       (30,116)
                                                                                            --------       --------
DISTRIBUTIONS
  From net investment income.............................................................         --            (46)
  From net realized gain.................................................................         --        (15,333)
  Tax return of capital..................................................................         --           (383)
                                                                                            --------       --------
    Net decrease in net assets from distributions........................................         --        (15,762)
                                                                                            --------       --------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..........................      4,099         36,003
                                                                                            --------       --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..............................................    (22,407)        (9,875)

NET ASSETS
  Beginning of period....................................................................    185,644        195,519
                                                                                            --------       --------
  End of period (including undistributed net investment income of $227 and
   accumulated distributions in excess of net investment income of $843, respectively)...   $163,237       $185,644
                                                                                            ========       ========

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 39

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            YEARS ENDED DECEMBER 31,
                                                                -----------------------------------------------
                                                      2001*        2000         1999        1998       1997**
                                                   ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $   11.15     $  14.19     $  11.09     $  10.03    $  10.00
                                                   ---------    ---------    ---------    ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a)......................        .07          .10          .10          .08         .09
  Net realized and unrealized gain (loss)........      (1.65)       (2.11)        3.53         1.21        (.06)
                                                   ---------    ---------    ---------    ---------   ---------
    Total income from operations.................      (1.58)       (2.01)        3.63         1.29         .03
                                                   ---------    ---------    ---------    ---------   ---------
DISTRIBUTIONS
  From net investment income.....................         --           --         (.23)        (.18)         --
  From net realized gain.........................         --        (1.00)        (.30)        (.05)         --
  Tax return of capital..........................         --         (.03)          --           --          --
                                                   ---------    ---------    ---------    ---------   ---------
    Total distributions..........................         --        (1.03)        (.53)        (.23)         --
                                                   ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD...................  $    9.57     $  11.15     $  14.19     $  11.09     $ 10.03
                                                   =========    =========    =========    =========   =========

TOTAL RETURN (%)(b)..............................     (14.26)      (14.43)       33.36        12.96         .30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).......    163,237      185,644      195,519       21,420       6,876

  Ratios to average net assets (%)(c):
    Operating expenses, net......................       1.30         1.30         1.30         1.30        1.30
    Operating expenses, gross....................       1.41         1.37         1.50         2.37        3.60
    Net investment income........................       1.27          .78          .80          .77         .98

 Portfolio turnover rate (%).....................     108.99        86.06        83.45        50.36       68.54


*   For the six months ended June 30, 2001 (Unaudited).
**  For the period January 2, 1997 (commencement of operations) to
    December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

40  Non-US Fund

CORE BOND FUND

STATEMENT OF NET ASSETS
                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                        AMOUNT             VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
LONG-TERM INVESTMENTS - 116.8%
ASSET-BACKED SECURITIES - 2.9%
Advanta Equipment Receivables
  Series 2000-1 Class B
    7.560% due 02/15/07                                      646             664
Advanta Mortgage Loan Trust
  Series 1999-3 Class A1
    6.810% due 05/25/14                                       98              98
  Series 1999-3 Class A4
    7.750% due 10/25/26                                      100             104
Advanta Mortgage Loan Trust
  Step Up Bond
  Series 1999-3 Class A7
    4.205% due 08/25/29 (c)                                  637             639
Capital Auto Receivables Asset Trust
  Series 2001-2 Class A3
    4.600% due 09/15/05                                      525             526
DaimlerChrysler Auto Trust
  Series 2001-A Class A3
    5.160% due 01/06/05                                      475             479
Green Tree Financial Corp.
  Series 1998-8 Class M1
    6.980% due 09/01/30                                      225             209
Student Loan Marketing Association
  Series 1996-4 Class A1
    6.508% due 07/25/04 (c)                                   88              88
                                                                   -------------
                                                                           2,807
                                                                   -------------
CORPORATE BONDS AND NOTES - 33.6%
Adelphia Communications Corp.
  10.875% due 10/01/10                                       150             151
  Series B
    8.125% due 07/15/03                                       50              48
AES Corp.
    8.875% due 02/15/11                                      215             210
Ahold Finance USA, Inc.
    6.250% due 05/01/09                                      215             205
    8.250% due 07/15/10                                       50              54
    6.875% due 05/01/29                                      100              91
Albertson's, Inc.
    7.500% due 02/15/11                                      100             101
    8.000% due 05/01/31                                       75              74
Allied Waste North America, Inc.
  Series B
    7.375% due 01/01/04                                       75              74
    7.625% due 01/01/06                                      150             148
American General Finance Corp.
    6.170% due 05/06/03                                      400             409
Ameristar Casinos, Inc.
   10.750% due 02/15/09                                      100             105
AmerUs Group Co.
    6.950% due 06/15/05                                       75              73
Anchor Gaming
    9.875% due 10/15/08                                      125             134
Aramark Corp.
    6.750% due 08/01/04                                      125             123
    7.000% due 07/15/06                                      100              96
Argosy Gaming Co.
    10.750% due 06/01/09                                      45              48
Associates Corporation of North America
    4.549% due 05/08/03 (c)                                  700             700
AT&T Corp. - Liberty Media Corp.
    8.250% due 02/01/30                                      225             193
AT&T Wireless Services
    7.875% due 03/01/11                                      260             261
Avalon Bay Communities, Inc.
    6.500% due 07/15/03                                      100             102
    6.625% due01/15/05                                       100             101
Beckman Coulter, Inc.
    7.100% due 03/04/03                                      225             228
    7.450% due 03/04/08                                       50              50
British Telecommunications PLC
    5.185% due 12/15/03 (c)                                  900             909
    8.125% due 12/15/10                                      200             211
    8.625% due 12/15/30                                      100             109
Buckeye Technologies, Inc.
    8.500% due 12/15/05                                       80              79
    8.000% due 10/15/10                                       50              47
Charter Communications Holdings
  Step Up Bond
    11.750% due 01/15/10 (c)                                 200             134
Choctaw Resort Development Enterprise
    9.250% due 04/01/09                                       75              77
Citizens Utilities Co.
    8.450% due 09/01/01 (c)                                  200             201
Clear Channel Communications
    7.875% due 06/15/05                                      275             288
Cleveland Electric Illumination Co.
    7.430% due 11/01/09                                      175             174
Cleveland Electric/Toledo Edison
  Series B
    7.670% due 07/01/04                                       50              52
Coastal Corp.
    7.750% due 06/15/10                                      275             280
Compaq Computer Corp.
    7.650% due 08/01/05                                      150             153
Conmed Corp.
    9.000% due 03/15/08                                       75              73
Cox Communications, Inc.
    7.500% due 08/15/04                                      150             155
    7.750% due 11/01/10                                       75              79

                                                               Core Bond Fund 41

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                        (000)             (000)
                                                          $                 $
                                                       ---------          ------
Cox Enterprises, Inc.
    5.214% due 05/01/03                                      600             600
Cox Radio, Inc.
    6.625% due 02/15/06                                       75              75
Crescent Real Estate Equities
    7.000% due 09/15/02                                       75              74
Crompton Corp.
    8.500% due 03/15/05                                       15              16
CSC Holdings, Inc.
    7.875% due 12/15/07                                       75              74
    7.625% due 04/01/11                                      150             143
CSX Corp.
    7.250% due 05/01/04                                      350             363
    6.800% due 12/01/28                                       50              45
DaimlerChrysler North America
  Holding Corp.
    7.125% due 04/10/03                                      375             386
Davita, Inc.
    7.000% due 05/15/09                                       65              62
    9.250% due 04/15/11                                       15              15
Delta Air Lines, Inc.
    8.300% due 12/15/29                                      250             222
Devon Energy Corp.
    4.950% due 08/15/08                                       55              55
Dime Bancorp, Inc.
    9.000% due 12/19/02                                      150             155
Donaldson Lufkin & Jenrette
    4.834% due 04/25/03 (c)                                  400             401
DTE Energy Co.
    7.110% due 11/15/03                                      500             507
    7.050% due 06/01/11                                      175             177
Duke Realty, LP
    7.375% due 09/22/05                                      325             335
El Paso Energy Co., LP
    8.500% due 06/01/11                                       25              25
El Paso Energy Corp.
    8.050% due 10/15/30                                      125             125
Enron Corp.
    6.450% due 11/15/01                                    1,300           1,306
    6.625% due 11/15/05                                      300             303
EOP Operating, LP
    6.500% due 01/15/04                                      125             127
ERAC USA Finance Co.
    7.500% due 06/15/03                                       50              52
    8.250% due 05/01/05                                      225             235
ERP Operating, LP
    6.950% due 03/02/11                                      225             223
Exide Corp.
    10.000% due 04/15/05                                     150             128
     2.900% due 12/15/05                                      75              33
Extended Stay America, Inc.
    9.875% due 06/15/11                                       25              25
Extendicare Health Services, Inc.
    9.350% due 12/15/07                                       25              22
First Union Corp.
    7.550% due 08/18/05                                       50              53
    7.500% due 07/15/06                                      150             158
Ford Motor Co.
    7.450% due 07/16/31                                      125             120
Ford Motor Credit Co.
    4.278% due 06/23/03 (c)                                  250             250
    6.700% due 07/16/04                                      400             410
    5.800% due 01/12/09                                       25              23
    7.375% due 02/01/11                                       75              76
  Series 1
    4.335% due 11/24/03 (c)                                1,000             993
Fred Meyer, Inc.
    7.450% due 03/01/08                                      125             128
Fresenius Medical Care Capital Trust II
    7.875% due 08/02/01                                       80              79
Golden State Holdings
    7.125% due 08/01/05                                      175             170
GS Escrow Corp.
    7.000% due 08/01/03                                      400             400
Harrahs Operating Co., Inc.
    7.125% due 06/01/07                                       75              74
HCA - The Healthcare Co.
    8.750% due 09/01/10                                       50              53
    7.875% due 02/01/11                                       75              76
Healthcare Realty Trust
    8.125% due 05/01/11                                      225             222
Heller Financial, Inc.
  Series J
    4.793% due 07/24/02 (c)                                1,000           1,002
Horseshoe Gaming Holding Corp.
    8.625% due 05/15/09                                      250             253
Household Finance Corp.
    4.424% due 05/07/02 (c)                                  150             150
    4.406% due 05/28/04 (c)                                  150             150
  Series E
    6.125% due 02/27/03                                    1,000           1,008
Huntsman ICI Holdings LLC
  Zero Coupon due 12/31/09                                   200              62
International Flavors & Fragrance
    6.450% due 05/15/06                                      140             140
International Paper Co.
    8.000% due 07/08/03                                      125             131
Isle of Capri Casinos, Inc.
    8.750% due 04/15/09                                      175             159
Kaufman and Broad Home Corp.
    7.750% due 10/15/04                                       50              50

42 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                        AMOUNT             VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
Keyspan Corp.
    7.250% due 11/15/05                                       50              52
    7.625% due 11/15/10                                      150             159
Kroger Co.
    8.050% due 02/01/10                                      125             133
    8.000% due 09/15/29                                      100             103
Lear Corp.
  Series B
    7.960% due 05/15/05                                      250             253
Lehman Brothers Holdings, Inc.
    6.625% due 04/01/04                                      175             180
    8.250% due 06/15/07                                       25              27
Lilly Industries, Inc.
    7.750% due 12/01/07                                      125             120
Lite-On Technology Corp.
  Zero Coupon due 12/01/02                                   125             148
Lucent Technologies, Inc.
    6.450% due 03/15/29                                       15               9
McLeodUSA, Inc.
    9.500% due 11/01/08                                       50              27
McLeodUSA, Inc.
  Step Up Bond
    10.500% due 03/01/07 (c)                                 100              52
Meristar Hospitality Corp.
    9.000% due 01/15/08                                       50              50
Metromedia Fiber Network, Inc.
  Series B
    10.000% due 11/15/08                                     100              39
Mohegan Tribal Gaming Authority
    8.125% due 01/01/06                                      200             202
    8.750% due 01/01/09                                       25              26
National City Corp.
    6.875% due 05/15/19                                      125             120
News America, Inc.
    6.625% due 01/09/08                                      125             121
Nextel Communications
    9.500% due 02/01/11                                      200             152
Nextlink Communications, Inc.
   10.750% due 11/15/08                                       100              33
Niagara Mohawk Power Corp.
    6.875% due 04/01/03                                       75              76
  Series F
    7.625% due 10/01/05                                      132             137
Nisource Finance Corp.
    7.875% due 11/15/10                                      200             211
Norfolk Southern Corp.
    7.350% due 05/15/07                                      200             207
    7.800% due 05/15/27                                      100             103
Northrop Grumman Corp.
    7.750% due 02/15/31                                      210             208
NVR, Inc.
    8.000% due 06/01/05                                       25              25
Panamsat Corp.
    6.000% due 01/15/03                                       75              75
    6.125% due 01/15/05                                      150             144
Parker Retirement Savings Plan
    6.340% due 07/15/08                                      396             387
Philip Morris Cos., Inc.
    7.250% due 01/15/03                                      500             513
Pinnacle Partners
    8.830% due 08/15/04                                      225             230
Primedia, Inc.
    8.875% due 05/15/11                                       75              70
Progress Energy, Inc.
    7.100% due 03/01/11                                      125             126
Pulte Corp.
    7.000% due 12/15/03                                       25              25
    7.625% due 10/15/17                                       50              44
PX Escrow Corp.
  Step Up Bond
    9.675% due 02/01/06 (c)                                   75              28
Quest Diagnostic, Inc.
    6.750% due 07/12/06                                       75              74
Qwest Capital Funding, Inc.
    7.250% due 02/15/11                                      150             149
Qwest Communications International, Inc.
  Series B
    7.250% due 11/01/08                                       25              25
    7.500% due 11/01/08                                       25              25
Raytheon Co.
    8.200% due 03/01/06                                      100             105
Regency Centers, LP
    7.400% due 04/01/04                                       75              76
Republic of New York Corp.
    5.000% due 10/28/02 (c)                                  750             757
Rose Hills Corp.
    9.500% due 11/15/04                                       25              20
Royal Caribbean Cruises, Ltd.
    8.750% due 02/02/11                                      100              95
Safeway, Inc.
    6.150% due 03/01/06                                      225             225
Scotts Co.
    8.625% due 01/15/09                                       50              51
Simon Debartolo Group, LP
    6.625% due 06/15/03                                       75              75
    6.750% due 06/15/05                                       50              50
    6.875% due 10/27/05                                      125             125
Simon Property Group, Inc.
    6.750% due 02/09/04                                       25              25
    7.375% due 01/20/06                                       75              76

                                                               Core Bond Fund 43

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                         AMOUNT            VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
Six Flags, Inc.
    9.750% due 06/15/07                                      100             102
Six Flags, Inc.
  Step Up Bond
  10.000% due 04/01/08 (c)                                   195             158
Small Business Administration-SBIC
  Series 10B
    7.449% due 08/01/10                                      100             101
Smithfield Foods, Inc.
    7.625% due 02/15/08                                       75              73
Southland Corp.
    5.000% due 12/15/03                                      100              94
Speedway Motorsports, Inc.
  Series D
    8.500% due 08/15/07                                      275             281
Sprint Capital Corp.
    6.375% due 05/01/09                                       50              46
Station Casinos, Inc.
    9.750% due 04/15/07                                       25              26
    9.875% due 07/01/10                                       25              26
Tanger Properties, LP
    7.875% due 10/24/04                                       25              25
Tele-Communications, Inc.
    9.800% due 02/01/12                                      175             208
Tenet Healthcare Corp.
    7.875% due 01/15/03                                      125             127
    8.625% due 12/01/03                                      150             156
Texas Utilities Electric Co.
    4.310% due 06/15/08 (c)                                1,000             999
Time Warner, Inc.
    7.750% due 06/15/05                                       75              80
Transocean Sedco Forex, Inc.
    6.625% due 04/15/11                                       75              74
    7.500% due 04/15/31                                       75              75
Tricon Global Restaurants, Inc.
    7.450% due 05/15/05                                       25              25
    7.650% due 05/15/08                                      100              98
    8.875% due 04/15/11                                       75              77
TRW, Inc.
    6.625% due 06/01/04                                      175             175
    7.625% due 03/15/06                                       50              52
U.S. Bancorp
  Series J
    6.875% due 12/01/04                                      275             283
Union Planters Corp.
    7.750% due 03/01/11                                       50              52
Viacom, Inc.
    7.700% due 07/30/10                                      225             237
Waste Management, Inc.
    6.500% due 05/15/04                                    1,000           1,000
    7.375% due 08/01/10                                      300             300
    7.100% due 08/01/26                                      275             280
Wells Fargo & Co.
    6.625% due 07/15/04                                       50              52
Wells Fargo Bank NA
    7.550% due 06/21/10                                       50              53
Westdeutsche Landesbank NY
    6.050% due 01/15/09                                      500             485
Williams Communications Group, Inc.
  11.700% due 08/01/08                                       125              51
Wisconsin Central Transportation Corp.
    6.625% due 04/15/08                                      325             311
WorldCom, Inc.
    7.375% due 01/15/03                                      200             204
    7.500% due 05/15/11                                      225             219
    8.250% due 05/15/31                                      225             220
                                                                          ------
                                                                          32,892
                                                                          ------
EURODOLLAR BONDS - 3.9%
Bulgaria, National Republic of
    6.313% due 07/28/11 (c)                                   55              43
Calpine Canada Energy Finance
    8.500% due 05/01/08                                      175             168
Ford Credit of Canada, Ltd.
    5.180% due 12/16/02                                    1,300           1,298
Global Crossing Holdings, Ltd.
    8.700% due 08/01/07                                      140             104
Morgan Stanley Dean Witter
  Series T
    4.097% due 03/11/03 (c)                                  300             300
Nordbanken AB
    8.950% due 11/29/49                                      150             163
Panama, Republic of
    6.438% due 07/17/16 (c)                                   34              28
Poland, Republic of
    3.750% due 10/27/24 (c)                                  100              72
Poland, Republic of,
  Step Up Bond
  Series RSTA
    4.000% due 10/27/24 (c)                                  200             153
Republic of Brazil
    8.000% due 04/15/14 (c)                                   62              46
Royal Bank of Scotland PLC
  Series 1
    9.118% due 03/31/49 (d)                                  650             718

44 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                         AMOUNT            VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
Russia, Government of,
  Step Up Bond
  Series REGS
    5.000% due 03/31/30 (c)                                  120              57
Russian Federation, Ministry of Finance
  12.750% due 06/24/28                                        40              39
Stora Enso OYJ
    7.375% due 05/15/11                                      115             116
Swiss Life Finance, Ltd.
    2.000% due 05/20/05                                      215             221
Telefonica Europe BV
    8.250% due 09/15/30                                       75              79
Tembec Industries, Inc.
    8.500% due 02/01/11                                       45              46
United Mexican States
    10.375% due 02/17/09                                      40              45
    8.125% due 12/30/19                                       95              90
                                                                           -----
                                                                           3,786
                                                                           -----
MORTGAGE-BACKED SECURITIES - 52.5%
Bear Stearns Adjustable Rate
  Mortgage Trust
  Series 2000-1 Class A1
    7.492% due 12/25/30 (c)                                1,147           1,170
Chase Commercial Mortgage
  Securities Corp.
  Series 1997-2 Class D
    6.600% due 12/19/07                                      450             435
Chase Mortgage Finance Corp.
  Series 1993-N Class A9
    6.750% due 11/25/24                                      850             804
Countrywide Home Loans
  Series 2000-2 Class A2
    7.750% due 04/25/30                                       47              47
  Series 2000-8 Class A2
    7.750% due 01/25/31                                       72              73
Federal Home Loan Mortgage Corp.
  Participation Certificate
    7.813% due 2030                                          152             156
Federal National Mortgage Association
    6.200% 30 Year TBA (b)                                 2,200           2,229
    6.000% 30 Year TBA (b)                                   500             480
    6.500% 30 Year TBA (b)                                 1,400           1,378
    7.500% 30 Year TBA (b)                                   900             918
    6.000% due 2005                                        3,000           3,060
    6.500% due 2015                                          900             903
    6.031% due 2017                                          263             265
    6.500% due 2029                                          514             506
    7.000% due 2029                                          571             574
    7.500% due 2029                                          631             643
    7.000% due 2030                                          401             403
    7.500% due 2030                                        1,650           1,684
    8.000% due 2030                                        2,332           2,408
    6.500% due 2031                                          850             836
    7.000% due 2031                                        1,624           1,631
    8.000% due 2031                                          756             780
  Series 1997-77 Class G
    6.500% due 05/18/23                                      126             130
Federal National Mortgage
  Association (REMIC)
  Series 1992-10 Class ZD
    8.000% due 11/25/21                                    1,059           1,110
Federal National Mortgage Corp.
  Series 2266 Class F
    4.430% due 11/15/30 (c)                                  885             884
GMAC Commercial Mortgage
  Securities, Inc.
  Series 1998-C1 Class A2
    6.700% due 03/15/08                                    1,000           1,007
Government National
  Mortgage Association
    6.500% 30 Year TBA (b)                                16,800          16,616
    7.000% 30 Year TBA (b)                                 2,000           2,018
    7.375% due 2026 (c)                                    2,003           2,032
    7.750% due 2027 (c)                                      211             216
    6.000% due 2028                                          475             458
    6.000% due 2029                                          380             368
    7.500% due 2029 (e)                                      438             449
    7.500% due 2029 (c)                                       40              41
  Series 2000-29 Class F
    4.584% due 09/20/30 (c)                                1,370           1,371
Long Beach Mortgage Loan Trust
  Step Up Bond
  Series 2000-1 Class AV1
    4.781% due 01/01/31 (c)                                1,032           1,033
Merrill Lynch Mortgage Investors, Inc.
  Series 1997-C1 Class D
    7.120% due 06/18/29                                      350             350
Morgan Stanley Capital I, Inc.
  Series 1998-HF1 Class A2
    6.520% due 01/15/08                                      125             126
Norwest Asset Securities Corp.
  Series 1998-14 Class A2
    6.500% due 06/25/13                                      261             263
PNC Mortgage Securities Corp.
  Series 2000-5 Class A1
    7.750% due 07/25/30                                      409             417
Superannuation Members
  Home Loan Global Fund
  Step Up Bond
  Series 1A Class A2
    4.145% due 06/15/26 (c)                                1,000           1,000

                                                               Core Bond Fund 45

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                         AMOUNT            VALUE
                                                          (000)            (000)
                                                            $                $
                                                       ---------          ------
Washington Mutual
  Series 2000-1R Class A
    4.240% due 07/26/03 (c)                                   77              77
                                                                         -------
                                                                          51,349
                                                                         -------
MUNICIPAL BONDS - 0.2%
Harris County, Texas Health Facilities
  Development Corp. Revenue,
  Series 357
    7.690% due 07/01/21 (c)                                  200             191
                                                                         -------

NON-US BONDS - 7.9%
Germany, Federal Republic of
    4.500% due 07/04/09                      EUR             100              82
    5.250% due 07/04/10                      EUR           2,460           2,116
    6.250% due 01/04/24                      EUR             100              90
    6.250% due 01/04/30                      EUR             100              91
Philippines, Republic of
   10.625% due 03/16/25                      PHP              50              46
United Kingdom Treasury Bond
    8.500% due 12/07/05                      GBP           3,400           5,341
                                                                         -------
                                                                           7,766
                                                                         -------
UNITED STATES GOVERNMENT AGENCIES - 3.0%
Federal National Mortgage Corp.
    6.875% due 09/15/10                                    2,800           2,939
                                                                         -------

UNITED STATES GOVERNMENT
TREASURIES - 9.9%
United States Treasury Bonds
    8.125% due 05/15/21                                      100             126
    6.625% due 02/15/27                                      705             771
    3.625% due 04/15/28                                      109             112
    6.250% due 05/15/30                                    2,410           2,553
United States Treasury Notes
    3.625% due 07/15/02                                      883             900
    5.125% due 12/31/02                                      725             735
    6.750% due 05/15/05                                      355             378
    3.375% due 01/15/07                                    2,344           2,372
    3.875% due 01/15/09                                      323             334
    5.750% due 08/15/10                                    1,400           1,432
                                                                         -------
                                                                           9,713
                                                                         -------
YANKEE BONDS - 2.9%
Abitibi-Consolidated, Inc.
    8.850% due 08/01/30                                      215             223
Alberta Energy Co., Ltd.
    8.125% due 09/15/30                                      105             114
Amvescap PLC
    6.600% due 05/15/05                                      115             115
British Sky Broadcasting Group PLC
    6.875% due 02/23/09                                      125             114
    8.200% due 07/15/09                                      100              99
Colt Telecom Group PLC
  Step Up Bond
  Zero Coupon due 12/15/06 (c)                               100              98
Domtar, Inc.
    8.750% due 08/01/06                                      100             106
Edperbrascan Corp.
    7.125% due 12/16/03                                      225             225
GT Group Telecom, Inc.
  Step Up Bond
  Zero Coupon due 02/01/10 (c)                               315              99
Gulf Canada Resources, Ltd.
    7.125% due 01/15/11                                       35              36
Koninklijke KPN NV
    8.375% due 10/01/30                                      225             205
Korea Development Bank
    7.625% due 10/01/02                                      300             309
Nortel Networks, Ltd.
    6.125% due 02/15/06                                      185             158
Royal Caribbean Cruises, Ltd.
    8.125% due 07/28/04                                      125             126
    7.000% due 10/15/07                                      110             100
  Zero Coupon due 05/18/21                                    25              10
Stagecoach Holdings PLC
    8.625% due 11/15/09                                      100              92
Telus Corp.
    8.000% due 06/01/11                                      125             128
Tyco International Group SA
    6.125% due 01/15/09                                      325             313
    6.750% due 02/15/11                                      125             124
                                                                         -------
                                                                           2,794
                                                                         -------
TOTAL LONG-TERM INVESTMENTS
(cost $113,936)                                                          114,237
                                                                         -------

                                                         NOTIONAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                         --------
OPTIONS PURCHASED - 0.0%
Eurodollar 1 Yr Mid Curve Future (f)
    Sep 93.25 Put                                            150               1
    Dec 92.50 Put                                            150               1
Eurodollar Futures (f)
    Sep 95.00 Put                                             48              --
    Sep 95.25 Put                                            120               6
    Dec 92.50 Put                                            115               1
    Dec 93.50 Put                                             28              --

46 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)

                                                        NOTIONAL          MARKET
                                                         AMOUNT            VALUE
                                                          (000)            (000)
                                                            $                $
                                                       ---------          ------
Government National
  Mortgage Association (f)
  Aug 89.00 Put                                            8,000              --
Swap Option 3-Month LIBOR (f)
  May 4.00 Call                                            4,750               9
United States Treasury Notes (f)
  Aug 100.09 Call                                          1,110               2
                                                                        --------
TOTAL OPTIONS
(cost $21)                                                                    20
                                                                        --------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                          ------
PREFERRED STOCKS - 0.3%
California Federal Preferred
  Capital Corp.                                            8,250             209
Equity Office Properties Trust                             1,500              73
Global Crossing Holdings, Ltd.
  10.500% due 12/01/08                                       200              12
Six Flags, Inc.                                            1,500              46
                                                                        --------
TOTAL PREFERRED STOCKS
(cost $314)                                                                  340
                                                                        --------

                                                        PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                        ---------
SHORT-TERM INVESTMENTS - 17.8%
Federal Home Loan Bank
  Discount Note
    3.740% due 07/16/01 (a)                                1,000             998
Federal Home Loan Mortgage Corporation
  Discount Note
    4.000% due 07/13/01 (a)                                  425             425
Federal National Mortgage Association
  Discount Note
    3.570% due 07/18/01 (a)                                  975             973
  Series BB
    3.670% due 09/13/01 (a)                                   50              50
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)(f)                                     9,023           9,023
General Electric Capital Corp.
  Discount Note
    6.570% due 07/05/01 (a)                                1,000           1,000
National Rural Utilities
  Discount Note
    4.880% due 07/27/01 (a)                                1,100           1,097

                                                       PRINCIPAL          MARKET
                                                         AMOUNT            VALUE
                                                          (000)            (000)
                                                            $                $
                                                       ---------          ------
UBS Finance, Inc. Yrs 3&4
  Discount Note
    3.770% due 08/23/01 (a)                                2,000           1,989
United States Treasury Bill
    3.590% due 10/18/01 (a)(e)(g)                            125             124
Walt Disney Co.
  Discount Note
    3.610% due 10/05/01 (a)                                1,700           1,681
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(cost $17,361)                                                            17,360
                                                                        --------

                                                           NUMBER
                                                             OF
                                                           SHARES
                                                           ------
WARRANTS - 0.0%
GT Group Telecom, Inc.
  2010 warrants (b)                                          325             10
                                                                       --------
TOTAL WARRANTS
(cost $16)                                                                   10
                                                                       --------
TOTAL INVESTMENTS - 134.9%
(identified cost $131,648)                                              131,967
                                                                       --------
OTHER ASSETS AND LIABILITIES,
NET - (34.9%)                                                           (34,159)
                                                                       --------
NET ASSETS - 100.0%                                                      97,808
                                                                       ========

(a) At amortized cost, which approximates market.
(b) Forward commitment.
(c) Adjustable or floating rate security.
(d) Perpetual floating rate note.
(e) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g) Rate noted is yield-to-maturity from date of acquisition.
(f) Nonincome-producing security.



Abbreviations:
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
GBP - British pound
PHP - Philippines peso


  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 47

CORE BOND FUND

                                                       June 30, 2001 (Unaudited)





                                                                  UNREALIZED
                                             NUMBER              APPRECIATION
                                               OF               (DEPRECIATION)
FUTURES CONTRACTS                           CONTRACTS                (000)
                                            ---------           --------------
Long Positions
Eurodollar Futures
 expiration date 03/02                              5                    $  4
 expiration date 06/02                             60                      --
 expiration date 09/02                             60                      (2)
 expiration date 12/02                             60                      (7)
 expiration date 03/03                             55                     (10)
 expiration date 06/03                              1                      (1)
 expiration date 09/03                              1                      (1)
 expiration date 12/03                              1                      (1)
 expiration date 03/04                              1                      (1)
United States Treasury Bonds
 expiration date 09/01                             18                      25

SHORT POSITIONS
United States Treasury Notes
 5 Year Futures
 expiration date 09/01                             17                      10
United States Treasury Notes
 10 Year Futures
 expiration date 09/01                             34                       3
                                                                         ----

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                                     $ 19
                                                                         ====


                                              NOTIONAL         MARKET
                                               AMOUNT          VALUE
                                               (000)           (000)
OPTIONS WRITTEN                                  $               $
                                              --------         ------
Eurodollar Futures
   Dec 95.00 Put                                      8        $ --
   Dec 95.25 Put                                     83          (4)
   Dec 95.50 Put                                     43          (4)
   Mar 95.25 Put                                     10          (2)
Federal National Mortgage Association
   Aug 101.828 Call                               1,850          (1)
                                                               ----
Total Liability for Options Written
   (premiums received $25)                                     $(11)
                                                               ====


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                            UNREALIZED
  CONTRACTS TO        IN EXCHANGE                          APPRECIATION
    DELIVER               FOR            SETTLEMENT       (DEPRECIATION)
     (000)               (000)              DATE               (000)
--------------      -------------        ----------       --------------
USD        256      EUR       303         07/11/01                    $1
USD         21      EUR        24         07/11/01                     -
EUR         33      USD        28         07/11/01                     -
EUR         35      USD        29         07/11/01                     -
EUR        263      USD       223         07/11/01                     -
                                                                      --
                                                                      $1
                                                                      ==

See accompanying notes which are an integral part of the financial statements.

48 Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                          June 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $131,648)................................................      $    131,967
Unrealized appreciation on forward foreign currency exchange contracts..........................                 1
Receivables:
   Dividends and interest.......................................................................             1,127
   Investments sold.............................................................................               760
   Fund shares sold.............................................................................               147
Deferred organization expenses..................................................................                 1
                                                                                                      ------------
      Total assets..............................................................................           134,003

LIABILITIES
Payables:
  Due to Custodian...........................................................       $      2,034
  Investments purchased (regular settlement).................................              1,740
  Investments purchased (delayed settlement).................................             32,219
  Fund shares redeemed.......................................................                  4
  Accrued fees to affiliates.................................................                 87
  Other accrued expenses.....................................................                 74
  Daily variation margin on futures contracts................................                 26
Options written, at market value (premiums received $25).....................                 11
                                                                                    ------------
      Total liabilities.........................................................................            36,195
                                                                                                      ------------
NET ASSETS......................................................................................      $     97,808
                                                                                                      ============
NET ASSETS CONSIST OF:
Undistributed net investment income.............................................................      $      1,321
Accumulated distributions in excess of net realized gain........................................            (1,391)
Unrealized appreciation (depreciation) on:
  Investments...................................................................................               319
  Futures contracts.............................................................................                19
  Options written...............................................................................                14
  Foreign currency-related transactions.........................................................               (27)
Shares of beneficial interest...................................................................                97
Additional paid-in capital......................................................................            97,456
                                                                                                      ------------
NET ASSETS......................................................................................      $     97,808
                                                                                                      ============
NET ASSET VALUE, offering and redemption price per share:
  ($97,807,677 divided by 9,677,257 shares of $.01 par value
   shares of beneficial interest outstanding)...................................................      $      10.11
                                                                                                      ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 49

CORE BOND FUND

STATEMENT OF OPERATIONS


Amounts in thousands                                                     Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Interest......................................................................................      $      2,778
  Dividends from Money Market Fund..............................................................               213
  Dividends.....................................................................................                27
                                                                                                      ------------
     Total investment income....................................................................             3,018

EXPENSES
  Management fees............................................................       $        273
  Custodian fees.............................................................                 88
  Transfer agent fees........................................................                  3
  Professional fees..........................................................                 15
  Registration fees..........................................................                  3
  Trustees' fees.............................................................                  8
  Amortization of deferred organization expenses.............................                  1
  Miscellaneous..............................................................                  7
                                                                                    ------------
  Expenses before reductions.................................................                398
  Expense reductions.........................................................                (29)
                                                                                    ------------
     Expenses, net..............................................................................               369
                                                                                                      ------------
Net investment income...........................................................................             2,649
                                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments................................................................                427
  Futures contracts..........................................................               (344)
  Options written............................................................                  9
  Foreign currency-related transactions......................................                130               222
                                                                                    ------------
Net change in unrealized appreciation (depreciation) on:
  Investments................................................................             (1,018)
  Futures contracts..........................................................                149
  Options written............................................................                  8
  Foreign currency-related transactions......................................                350              (511)
                                                                                    ------------      ------------
Net realized and unrealized gain (loss).........................................................              (289)
                                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........................................      $      2,360
                                                                                                      ============

See accompanying notes which are an integral part of the financial statements.

50  Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS


Amounts in thousands

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2001             YEAR ENDED
                                                                                    (UNAUDITED)           DECEMBER 31, 2000
                                                                                  ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income......................................................     $          2,649        $           5,438
  Net realized gain (loss)...................................................                  222                      (42)
  Net change in unrealized appreciation (depreciation).......................                 (511)                   3,081
                                                                                  ----------------        -----------------
     Net increase (decrease) in net assets from operations...................                2,360                    8,477
                                                                                  ----------------        -----------------

DISTRIBUTIONS
  From net investment income.................................................               (2,133)                  (4,637)
                                                                                  ----------------        -----------------
     Net decrease in net assets from distributions...........................               (2,133)                  (4,637)
                                                                                  ----------------        -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..............                9,067                    1,054
                                                                                  ----------------        -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..................................                9,294                    4,894

NET ASSETS
  Beginning of period.......................................................                88,514                   83,620
                                                                                  ----------------        -----------------
  End of period (including undistributed net investment income of
   $1,321 and $805, respectively)...........................................      $         97,808        $          88,514
                                                                                  ================        =================

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 51

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                              YEARS ENDED DECEMBER 31,
                                                                                  -------------------------------------------------
                                                                       2001*        2000         1999          1998        1997**
                                                                     ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................   $   10.07    $    9.64    $   10.68     $   10.45    $   10.00
                                                                     ---------    ---------    ---------     ---------    ---------
INCOME FROM OPERATIONS
  Net investment income (a)........................................        .29          .61          .59           .56          .64
  Net realized and unrealized gain (loss)..........................       (.01)         .33         (.65)          .19          .30
                                                                     ---------    ---------    ---------     ---------    ---------
     Total income from operations..................................        .28          .94         (.06)          .75          .94
                                                                     ---------    ---------    ---------     ---------    ---------
DISTRIBUTIONS
  From net investment income.......................................       (.24)        (.51)        (.61)         (.47)        (.49)
  From net realized gain...........................................         --           --         (.16)         (.05)          --
  Tax return of capital............................................         --           --         (.21)           --           --
                                                                     ---------    ---------    ---------     ---------    ---------
     Total distributions...........................................       (.24)        (.51)        (.98)         (.52)        (.49)
                                                                     ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD.....................................  $   10.11    $   10.07     $   9.64     $   10.68    $   10.45
                                                                     =========    =========     ========     =========    =========
TOTAL RETURN (%)(b)................................................       2.77        10.00         (.61)         7.38         9.73

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........................     97,808       88,514       83,620        32,305        8,523

  Ratios to average net assets (%)(c):
     Operating expenses, net.......................................        .80          .80          .80           .80          .80
     Operating expenses, gross.....................................        .86          .84          .86          1.28         2.20
     Net investment income.........................................       5.72         6.20         5.77          5.34         6.38

  Portfolio turnover rate (%)......................................     100.42       171.48       139.06         75.95        53.86

*    For the six months ended June 30, 2001 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


52  Core Bond Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS


                                                       June 30, 2001 (Unaudited)

                                                                      MARKET
                                                 NUMBER               VALUE
                                                   OF                 (000)
                                                 SHARES                 $
                                            ---------------     ----------------
COMMON STOCKS (B) - 92.1%
APARTMENT - 24.7%
Apartment Investment & Management
 Co. Class A                                         85,300                4,111
Archstone Communities Trust                          97,350                2,510
Avalonbay Communities, Inc.                          90,000                4,208
Brookfield Properties Corp.                         152,500                2,914
Camden Property Trust                                23,800                  873
Equity Residential Properties Trust                  73,900                4,179
Essex Property Trust, Inc.                           39,400                1,952
Post Properties, Inc.                                32,750                1,240
Smith (Charles E.) Residential
 Realty, Inc.                                        37,400                1,876
Summit Properties, Inc.                              17,600                  472
Sun Communities, Inc.                                15,200                  537
                                                                ----------------
                                                                          24,872
CONSUMER STAPLES - 0.3%                                         ----------------
Safeway, Inc. (a)                                     6,000                  288
                                                                ----------------
HEALTH CARE - 2.5%
Health Care Property Investors, Inc.                 40,200                1,383
Nationwide Health Properties, Inc.                   54,700                1,105
                                                                ----------------
                                                                           2,488
                                                                ----------------
HOTELS/LEISURE - 6.1%
FelCor Lodging Trust, Inc.                           16,200                  379
Hospitality Properties Trust                         23,000                  656
Host Marriott Corp.                                  97,200                1,217
MeriStar Hospitality Corp.                           17,600                  418
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                             93,400                3,482
                                                                ----------------
                                                                           6,152
LEASING - 0.4%                                                  ----------------
Franchise Finance Corp. of America                   13,600                  341
                                                                ----------------
OFFICE/INDUSTRIAL - 38.0%
AMB Property Corp.                                   86,500                2,228
Arden Realty Group, Inc.                            124,800                3,332
Boston Properties, Inc.                             136,000                5,562
Cabot Industrial Trust                               58,900                1,237
CarrAmerica Realty Corp.                             26,900                  820
Crescent Real Estate Equities, Co.                   14,800                  364
Duke-Weeks Realty Corp.                              25,836                  642
Equity Office Properties Trust                      216,248                6,840
First Industrial Realty Trust, Inc.                   2,400                   77
FrontLine Capital Group (a)                          40,600                   61
Kilroy Realty Corp.                                  49,200                1,432
Liberty Property Trust                               69,748                2,065
Mack-Cali Realty Corp.                               69,800                1,988
Pacific Gulf Properties, Inc.                        19,900                   97
Prentiss Properties Trust                            73,400                1,930
ProLogis Trust                                      120,300                2,733
Reckson Associates Realty Corp.                      71,717                1,649
SL Green Realty Corp.                                61,400                1,862
Spieker Properties, Inc.                             55,250                3,313
                                                                ----------------
                                                                          38,232
OUTLET CENTERS - 0.5%                                           ----------------
Chelsea Property Group, Inc.                         10,900                  511
                                                                ----------------
REGIONAL MALLS - 9.4%
CBL & Associates Properties, Inc.                    18,000                  552
General Growth Properties, Inc.                      70,100                2,759
Macerich Co. (The)                                   10,200                  253
Rouse Co. (The)                                      47,900                1,372
Simon Property Group, Inc.                          116,950                3,505
Taubman Centers, Inc.                                74,400                1,042
                                                                ----------------
                                                                           9,483
                                                                ----------------
SELF STORAGE - 3.3%
Public Storage, Inc.                                 80,200                2,378
Shurgard Storage Centers, Inc. Class A               31,400                  981
                                                                ----------------
                                                                           3,359
SHOPPING CENTER - 6.9%                                          ----------------
Developers Diversified Realty Corp.                  28,900                  531
Federal Realty Investment Trust                      22,600                  469
Kimco Realty Corp.                                   21,300                1,009
Pan Pacific Retail Properties, Inc.                  38,700                1,006
Philips International Realty Corp.                   11,600                   49
Regency Centers Corp.                                11,500                  292
Vornado Realty Trust                                 92,000                3,592
                                                                ----------------
                                                                           6,948
                                                                ----------------
TOTAL COMMON STOCKS
                    (cost $80,301)                                        92,674
                                                                ----------------

                                                 Real Estate Securities Fund  53

REAL ESTATE SECURITIES FUND

                                                       June 30, 2001 (Unaudited)

                                                PRINCIPAL            MARKET
                                                 AMOUNT              VALUE
                                                 (000)               (000)
                                                   $                   $
                                            ---------------    ----------------
SHORT-TERM INVESTMENTS - 8.0%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (c)                                    8,021             8,021
                                                               ---------------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,021)                                                            8,021
                                                               ---------------

TOTAL INVESTMENTS - 100.1%
(identified cost $88,322)                                              100,695

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                               (57)
                                                               ---------------
NET ASSETS - 100.0%                                                    100,638
                                                               ===============


(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
        Brookfield Properties Corp.
        Frontline Capital Group
        Safeway, Inc.
        Starwood Hotels & Resorts Worldwide, Inc.
(c) At amortized cost, which  approximates market.



See accompanying notes which are an integral part of the financial statements.

54  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $88,322)........  $100,695

Receivables:
  Dividends............................................       597
  Investments sold.....................................       465
  Fund shares sold.....................................       166
                                                         --------
    Total assets.......................................   101,923

LIABILITIES
Payables:
  Investments purchased.....................    $1,083
  Accrued fees to affiliates................       134
  Other accrued expenses....................        68
                                                ------
    Total liabilities..................................     1,285
                                                         --------
NET ASSETS.............................................  $100,638
                                                         ========
NET ASSETS CONSIST OF:
Undistributed net investment income....................  $  1,083
Accumulated net realized gain (loss)...................    (1,114)
Unrealized appreciation (depreciation)
 on investments........................................    12,373
Shares of beneficial interest..........................        90
Additional paid-in capital.............................    88,206
                                                         --------
NET ASSETS.............................................  $100,638
                                                         ========

NET ASSET VALUE, offering and redemption
 price per share:
  ($100,638,474 divided by 8,988,644 shares of $.01
     par value shares of beneficial interest
     outstanding)......................................  $  11.20
                                                         ========

See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  55

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2001 (Unaudited)


INVESTMENT INCOME
  Dividends..............................................     $2,367
  Dividends from Money Market Fund.......................        206
                                                              ------
     Total investment income.............................      2,573

EXPENSES
  Management fees.................................. $373
  Custodian fees...................................   58
  Transfer agent fees..............................    2
  Professional fees................................   13
  Registration fees................................    2
  Trustees' fees...................................    8
  Miscellaneous....................................    7
                                                    ----
  Expenses before reductions.......................  463
  Expense reductions...............................   (1)
                                                    ----
     Expenses, net.......................................        462
                                                              ------
Net investment income....................................      2,111
                                                              ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments..................        599
Net change in unrealized appreciation
 (depreciation) on investments...........................      3,177
                                                              ------
Net realized and unrealized gain (loss)..................      3,776
                                                              ------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..............................................     $5,887
                                                              ======

See accompanying notes which are an integral part of the financial statements.

56  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 2001           YEAR ENDED
                                                                            (UNAUDITED)         DECEMBER 31, 2000
                                                                          ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income.................................................     $  2,111               $ 3,885
  Net realized gain (loss)..............................................          599                  (987)
  Net change in unrealized appreciation (depreciation)..................        3,177                14,114
                                                                             --------               -------
    Net increase (decrease) in net assets from operations...............        5,887                17,012
                                                                             --------               -------
DISTRIBUTIONS
  From net investment income............................................       (1,307)               (3,606)
                                                                             --------               -------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions.........        7,345                19,989
                                                                             --------               -------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.............................       11,925                33,395

NET ASSETS
  Beginning of period...................................................       88,713                55,318
                                                                             --------               -------
  End of period (including undistributed net investment income of
    $1,083 and $279, respectively)......................................     $100,638               $88,713
                                                                             ========               =======

See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  57

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                        YEARS ENDED
                                                                                        DECEMBER 31,
                                                                                    -------------------
                                                                        2001*         2000      1999**
                                                                      --------      -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $  10.67      $  8.81     $ 10.00
                                                                      --------      -------     -------
INCOME FROM OPERATIONS
  Net investment income (a).........................................       .25          .54         .35
  Net realized and unrealized gain (loss)...........................       .43         1.81       (1.08)
                                                                      --------      -------     -------
     Total income from operations...................................       .68         2.35        (.73)

DISTRIBUTIONS
  From net investment income........................................      (.15)        (.49)       (.34)
  Tax return of capital.............................................        --           --        (.12)
                                                                      --------      -------     -------
     Total distributions............................................      (.15)        (.49)       (.46)
                                                                      --------      -------     -------
NET ASSET VALUE, END OF PERIOD......................................  $  11.20      $ 10.67     $  8.81
                                                                      ========      =======     =======
TOTAL RETURN (%)(b).................................................      6.56        27.24       (7.26)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........................   100,638       88,713      55,318

  Ratios to average net assets (%)(c):
     Operating expenses, net........................................      1.04         1.08        1.15
     Operating expenses, gross......................................      1.05         1.08        1.15
     Net investment income .........................................      4.77         5.58        5.84

  Portfolio turnover rate (%).......................................     17.52        45.79       23.98

 *  For the six months ended June 30, 2001 (Unaudited).
** For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


58  Real Estate Securities Fund

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2001 (Unaudited)


1.  ORGANIZATION

    Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.


2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    Short-term investments maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted using the interest method for both tax and financial reporting purposes.

    PAYDOWN GAIN/LOSS: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Core Bond Fund to classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Previously, the gains and losses were classified as realized gain/loss. Adopting this accounting principle did not affect the Fund's net asset value, but changed the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 2000 to December 31, 2000, the Multi-Style Equity, Aggressive Equity, and Non-US Funds incurred net realized capital losses of $5,853,931, $5,702,068, and $1,637,892, respectively. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2001.

                                                Notes to Financial Statements 59

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


   At December 31, 2000, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

                                   12/31/07         12/31/08           TOTALS
                               --------------    --------------    --------------
   Core Bond                   $    1,265,657    $     124,136     $   1,389,793
   Real Estate Securities                 528               --               528


   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001 are as follows:

                                                                                           NET
                                                     GROSS             GROSS            UNREALIZED
                                  FEDERAL TAX      UNREALIZED        UNREALIZED        APPRECIATION
                                     COST         APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                               --------------    --------------    --------------     --------------
   Multi-Style Equity          $  273,243,294    $  21,436,106     $ (41,818,096)     $ (20,381,990)
   Aggressive Equity              102,456,957       11,715,613        (3,410,433)         8,305,180
   Non-US                         181,260,463       22,026,384       (42,855,115)       (20,828,731)
   Core Bond                      131,996,833           96,920          (126,410)           (29,490)
   Real Estate Securities          90,033,944       11,105,601          (444,696)        10,660,905


   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-US Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income, capital gain distributions, and return of capital are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

   EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds, incurred prior to the adoption of SOP 98-5 at June 30, 1998, have been deferred and are being amortized over 60 months on a straight-line basis.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective dates of such transactions.


60  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


  Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

  The Non-US Fund does not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

  DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

  The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

  FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2001 are presented on the Statement of Net Assets for the Non-US Fund.

  FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

  OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.


                                                Notes to Financial Statements 61

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


  When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

  The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

  FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


3.  INVESTMENT TRANSACTIONS

  SECURITIES: During period ended June 30, 2001, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES                 SALES
                                 ---------------        ---------------
  Multi-Style Equity             $   173,738,636        $   174,672,888
  Aggressive Equity                  108,747,538            106,998,637
  Non-US                              87,403,883             84,165,562
  Core Bond                           70,755,460             66,230,039
  Real Estate Securities              24,981,007             14,676,664

  Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES                 SALES
                                 ---------------        ---------------
  Core Bond                      $   191,829,574        $   188,149,969

62  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


  WRITTEN OPTIONS CONTRACTS: Fund transactions in written options for the period ended June 30, 2001 were as follows:

                                               WRITTEN OPTIONS
                                     NOTIONAL VALUE             PREMIUMS
                                          (000)                 RECEIVED
  CORE BOND                       --------------------     -------------------
  Outstanding December 31, 2000   $              2,109     $            15,519
  Opened                                         3,893                  44,515
  Closed                                        (4,018)                (23,379)
  Exercised                                         --                      --
  Expired                                          (43)                (11,514)
                                  --------------------     -------------------
  Outstanding June 30, 2001       $              1,941     $            25,141
                                  ====================     ===================


  SECURITIES LENDING: Certain Funds lend their securities to approved brokers to earn additional income. Each Fund receives as collateral cash valued at 102%- 105% of the value of the securities on loan. Cash collateral is invested in short-term money market instruments or affiliate money market funds by the Funds' lending agent. At June 30, 2001, cash collateral was invested in the Frank Russell Investment Company Money Market Fund. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although risk is mitigated by collateral, a fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return these securities. As of June 30, 2001, the value of outstanding securities on loan and the value of collateral amounted to:

                                        VALUE OF                VALUE OF
                                   SECURITIES ON LOAN          COLLATERAL
                                  --------------------     -------------------
  Multi-Style Equity              $            411,455     $           424,922
  Aggressive Equity                            531,563                 533,678

4.  RELATED PARTIES

  MANAGER: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of Northwestern Mutual. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

  The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 2001, $59,513,000 of the Money Market Fund's net assets represents investments by the Funds.

  For the period ended June 30, 2001, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $2,898,138 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                       ANNUAL RATE                               ANNUAL RATE
                       -----------                               -----------
  Multi-Style Equity       0.78%        Core Bond                    0.60%
  Aggressive Equity        0.95         Real Estate Securities       0.85
  Non-US                   0.95

FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on the Fund's assets invested in the Frank Russell Investment Company Money Market Fund thereby eliminating any duplication of fees.

FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended June 30, 2001.


                                                Notes to Financial Statements 63

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


  The expense caps and waivers as of June 30, 2001 were as follows:

                                      EXPENSE            ADVISORY
                                        CAP            FEES WAIVED
                                      -------          -----------
  Multi-Style Equity                    0.92%          $  51,788
  Aggressive Equity                     1.25              33,497
  Non-US                                1.30              88,360
  Core Bond                             0.80              24,378
  Real Estate Securities                1.15                  --

  ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended June 30, 2001 were $37,227.

  CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2001 the Funds' custodian fees were reduced by the following amounts under these arrangements:

  Multi-Style Equity             $  1,125
  Aggressive Equity                 2,387
  Non-US                            1,266
  Core Bond                         4,139
  Real Estate Securities            1,107

  TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 2001 were $14,532.

  DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts paid to Frank Russell Securities, Inc. for the period ended June 30, 2001 for the Multi-Style Equity Fund were $19,710, for the Aggressive Equity Fund were $6,692, for the Non-US Fund were $7,936, and for the Real Estate Securities Fund were $1,361.

  Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

  BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $12,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended June 30, 2001 were $41,655, and were allocated to each Fund, where appropriate, on a prorata basis.

  BENEFICIAL INTEREST: As of June 30, 2001, FRIMCo and the Funds had four client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 5% of the total outstanding shares of the respective Funds.

                                           CLIENT RELATIONSHIP
                                               PERCENTAGES
                               -------------------------------------------
  Multi-Style Equity             29.3%      21.5%       20.1%       14.1%
  Aggressive Equity              31.3       22.4        22.3         9.8
  Non-US                         34.6       26.8        18.2        12.7
  Core Bond                      36.3       34.9        14.2          --
  Real Estate Securities         43.8       33.4        12.3         5.7


64  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2001 (Unaudited)


5.  FUND SHARE TRANSACTIONS

  Share transactions for the period ended June 30, 2001 and year ended December 31, 2000, were as follows:


                                                                SHARES                   DOLLARS (000)
                                                     ---------------------------   ---------------------------
                                                          2001          2000           2001           2000
                                                     ------------   ------------   ------------   ------------
  MULTI-STYLE EQUITY
   Proceeds from shares sold                            2,589,176      6,148,486   $     33,302   $     96,291
   Proceeds from reinvestment of distributions            374,742        786,806          4,969         11,796
   Payments for shares redeemed                        (1,217,710)    (5,366,034)       (15,950)       (85,423)
                                                     ------------   ------------   ------------   ------------
   Total net increase (decrease)                        1,746,208      1,569,258   $     22,321   $     22,664
                                                     ============   ============   ============   ============

  AGGRESSIVE EQUITY
   Proceeds from shares sold                            1,061,651      3,142,540   $     11,874   $     41,980
   Proceeds from reinvestment of distributions              3,723      1,051,419             37         12,305
   Payments for shares redeemed                          (708,212)    (2,522,914)        (7,808)       (33,686)
                                                     ------------   ------------   ------------   ------------
   Total net increase (decrease)                          357,162      1,671,045   $      4,103   $     20,599
                                                     ============   ============   ============   ============

  NON-US
   Proceeds from shares sold                            2,764,907      6,078,954   $     28,180   $     78,287
   Proceeds from reinvestment of distributions                 --      1,334,717             --         15,763
   Payments for shares redeemed                        (2,348,827)    (4,546,285)       (24,081)       (58,047)
                                                     ------------   ------------   ------------   ------------
   Total net increase (decrease)                          416,080      2,867,386   $      4,099   $     36,003
                                                     ============   ============   ============   ============

  CORE BOND
   Proceeds from shares sold                            1,810,268      3,162,969   $     18,418   $     30,840
   Proceeds from reinvestment of distributions            210,662        473,577          2,133          4,637
   Payments for shares redeemed                        (1,130,073)    (3,526,395)       (11,484)       (34,423)
                                                     ------------   ------------   ------------   ------------
   Total net increase (decrease)                          890,857        110,151   $      9,067   $      1,054
                                                     ============   ============   ============   ============

  REAL ESTATE SECURITIES*
   Proceeds from shares sold                            2,109,248      2,562,021   $     22,123   $     25,104
   Proceeds from reinvestment of distributions            128,377        364,434          1,307          3,606
   Payments for shares redeemed                        (1,560,766)      (895,294)       (16,085)        (8,721)
                                                     ------------   ------------   ------------   ------------
   Total net increase (decrease)                          676,859      2,031,161   $      7,345   $     19,989
                                                     ============   ============   ============   ============


5.  DIVIDENDS

  On July 2, 2001, the Board of Trustees declared the following dividends payable on July 6, 2001, to shareholders of record on July 3, 2001:


                                 NET INVESTMENT
                                     INCOME
                                 --------------
  Multi-Style Equity             $       0.0153
  Aggressive Equity                      0.0020
  Core Bond                              0.1365
  Real Estate Securities                 0.1205


                                                Notes to Financial Statements 65

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue
 AFB35 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
MULTI-STYLE EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Bernstein Investment Research and Management,
   a Unit of Alliance Capital Management, L.P., New York, NY
 Peachtree Asset Management, Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax Terker & Company, Phoenixville, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Systematic Financial Management, L.P., Teaneck, NJ
 TimesSquare Capital Management, Inc., New York, NY
 Westpeak Investment Advisors, L.P., Boulder, CO

NON-US FUND
 Fidelity Management & Research Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

CORE BOND FUND
 Pacific Investment Management Company, LLC,
   Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

REAL ESTATE SECURITIES FUND
 AEW Management and Advisors, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Security Capital Global Capital Management Group, Inc.,
   Chicago, IL



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

66 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com